UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Structured International Equity Fund Annual Report January 31, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2013

Eaton Vance

Parametric Structured International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	25

Federal Tax Information	26

Management and Organization	27

Important Notices	29

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period ended January 31, 2013 was a period of macroeconomic and political turmoil across regions from Europe (sovereign debt issues) to the United States (presidential election and so-called “fiscal cliff”) and Japan (stagnating GDP growth and parliamentary elections). Many investors continued to take psychological comfort in holding supposedly “safe” government bonds yielding next to nothing. Equity markets did, however, end the period on a strong note.

Fiscal conditions in Europe were gradually improving. It was only a year ago that there were predictions of sovereign defaults in Spain, Italy and Portugal, with some observers even going as far as to forecast that the European Union (EU) would disintegrate. However, the EU remained intact, with bond yields having moderated in its most vulnerable countries, and equity share prices have risen dramatically. The 2008 financial crisis still haunts many global investors, who view the equity markets as risky, rigged and replaceable. Despite impressive corporate fundamentals, outflows from equity-oriented strategies accelerated as investors continued their backward-looking quest for greater diversification6.

Fund Performance

For the fiscal year ended January 31, 2013, Eaton Vance Parametric Structured International Equity Fund (the Fund) had a total return of 16.32% for Class A shares at net asset value (NAV), underperforming the 17.25% return of the Fund’s benchmark, the MSCI EAFE Index (the Index)2.

On a sector basis, contributors to the Fund’s performance relative to the Index for the 12-month period included the Fund’s overweight to the information technology sector, which outperformed the Index. In terms of country allocations, the Fund’s underweight to Japan, which underperformed the Index, contributed to Fund performance relative to the Index.

On a sector basis, detractors from Fund performance relative to the Index for the 12-month period included the Fund’s underweight to the financials sector, which outperformed the Index. In terms of country allocations, the Fund’s overweight to Israel, which underperformed the Index, detracted from Fund performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Performance2,3

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	One Year	Since Inception
Class A at NAV	04/01/2010	16.32%	6.00%
Class A with 5.75% Maximum Sales Charge	—	9.64	3.81
Class C at NAV	04/01/2010	15.51	5.26
Class C with 1% Maximum Sales Charge	—	14.51	5.26
Class I at NAV	04/01/2010	16.59	6.27
MSCI EAFE Index	04/01/2010	17.25%	5.34%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I
Gross	1.55%	2.30%	1.30%
Net	1.05	1.80	0.80

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class A	$10,000	04/01/2010	$11,799	$11,121
Class C	$10,000	04/01/2010	$11,567	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Fund Profile

Top 10 Holdings (% of net assets)5

Nestle SA	1.9%
SAP AG	1.8
ENI SpA	1.7
Novo Nordisk A/S, Class B	1.5
Anheuser-Busch InBev NV	1.3
Royal Dutch Shell PLC, Class B	1.2
ASML Holding NV	1.2
Royal Dutch Shell PLC, Class A	1.2
DBS Group Holdings, Ltd.	1.1
L’Oreal SA	1.1
Total	14.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/13. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

[6]	Diversification cannot guarantee a profit or eliminate the risk of a loss.

Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective March 1, 2013, the name of the Fund was changed to Parametric International Equity Fund. Class A and Class I shares of the Fund were renamed Investor Class and Institutional Class, respectively. The front-end sales charge payable upon purchase of Investor Class shares of the Fund was eliminated. The minimum initial purchase of Institutional Class shares of the Fund was changed to $50,000 (waived in certain circumstances). Class C shares of the Fund are no longer available for purchase or exchange and all existing Class C shares converted to Investor Class shares at the close of business on March 15, 2013. Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

5

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,158.50	$6.29	**	1.16%
Class C	$1,000.00	$1,155.10	$10.18	**	1.88%
Class I	$1,000.00	$1,160.00	$4.89	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.89	**	1.16%
Class C	$1,000.00	$1,015.70	$9.53	**	1.88%
Class I	$1,000.00	$1,020.60	$4.57	**	0.90%

Effective December 1, 2012, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,158.50	$5.70	**	1.05%
Class C	$1,000.00	$1,155.10	$9.75	**	1.80%
Class I	$1,000.00	$1,160.00	$4.34	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.33	**	1.05%
Class C	$1,000.00	$1,016.10	$9.12	**	1.80%
Class I	$1,000.00	$1,021.10	$4.06	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2012.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Portfolio of Investments

Common Stocks — 99.7%

Security	Shares	Value

Australia — 6.9%
AGL Energy, Ltd.	10,720	$172,377
Amcor, Ltd.	49,351	432,316
APA Group	9,374	56,406
Australia and New Zealand Banking Group, Ltd.	8,787	244,048
BHP Billiton, Ltd.	7,930	311,903
CFS Retail Property Trust Group	15,090	31,495
Coca-Cola Amatil, Ltd.	9,769	140,990
Commonwealth Bank of Australia	6,524	438,898
Computershare, Ltd.	8,306	90,836
CSL, Ltd.	2,512	143,795
GPT Group	20,151	79,717
Harvey Norman Holdings, Ltd.	14,330	29,345
Metcash, Ltd.	18,285	72,655
National Australia Bank, Ltd.	8,102	231,513
Newcrest Mining, Ltd.	1,217	29,809
Orica, Ltd.	8,309	222,189
Origin Energy, Ltd.	14,876	195,429
Rio Tinto, Ltd.	3,276	227,523
Shopping Centres Australasia Property Group(1)	1,358	2,308
Tabcorp Holdings, Ltd.	11,542	36,734
Tatts Group, Ltd.	15,658	53,144
Telstra Corp., Ltd.	35,088	168,422
Transurban Group	37,219	236,883
Wesfarmers, Ltd.	1,376	53,999
Wesfarmers, Ltd., PPS	980	39,642
Westfield Group	2,673	31,194
Westpac Banking Corp.	5,948	174,007
Woodside Petroleum, Ltd.	2,457	91,013
Woolworths, Ltd.	5,674	184,846

		$4,223,436

Austria — 1.5%
Andritz AG	459	$30,197
Immofinanz AG(1)	29,427	128,916
OMV AG	6,756	278,320
Raiffeisen Bank International AG	6,670	299,560
Telekom Austria AG	5,922	43,902
Verbund AG	4,130	88,008
Vienna Insurance Group	836	44,170
Voestalpine AG	438	16,059

		$929,132

Security	Shares	Value

Belgium — 3.6%
Anheuser-Busch InBev NV	9,318	$819,878
Belgacom SA	7,929	241,893
Colruyt SA	3,783	183,478
Delhaize Group SA	758	35,963
Groupe Bruxelles Lambert SA	3,776	315,149
Mobistar SA	1,285	35,266
Solvay SA	1,554	244,155
UCB SA	3,316	191,405
Umicore SA	2,702	140,583

		$2,207,770

Denmark — 4.1%
A.P. Moller - Maersk A/S, Class A	18	$136,111
A.P. Moller - Maersk A/S, Class B	14	111,681
Carlsberg A/S, Class B	467	49,954
Coloplast A/S	8,035	423,894
DSV A/S	7,100	182,023
Novo Nordisk A/S, Class B	5,022	924,511
Novozymes A/S, Class B	11,333	371,399
TDC A/S	9,435	72,312
Tryg A/S	1,973	155,048
William Demant Holding A/S(1)	1,217	106,657

		$2,533,590

Finland — 3.0%
Elisa Oyj	8,351	$198,578
Fortum Oyj	5,990	112,082
Kesko Oyj, Class B	344	11,257
Kone Oyj, Class B	5,326	439,369
Nokia Oyj	16,338	64,127
Nokian Renkaat Oyj	4,377	188,206
Orion Oyj, Class B	5,814	162,262
Pohjola Bank PLC, Class A	6,634	113,486
Sampo Oyj	6,079	218,227
Stora Enso Oyj	9,903	70,626
UPM-Kymmene Oyj	1,270	15,528
Wartsila Oyj	5,201	247,171

		$1,840,919

France — 6.6%
Air Liquide SA	4,425	$564,951
Alcatel-Lucent(1)	129,152	215,820
Carrefour SA	931	26,543
Compagnie Generale des Etablissements Michelin, Class B	2,453	228,138
Dassault Systemes SA	2,386	265,305

7	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

France (continued)
Essilor International SA	2,373	$241,880
Eutelsat Communications SA	4,071	139,844
GDF Suez	5,341	109,564
Imerys SA	900	59,516
L’Oreal SA	4,568	678,318
LVMH Moet Hennessy Louis Vuitton SA	2,860	538,473
Neopost SA	619	35,332
PPR SA	354	76,133
Safran SA	3,384	155,419
Sanofi	2,614	254,829
SES SA	2,944	90,099
Societe BIC SA	1,160	156,085
Sodexo	626	55,802
Suez Environnement Co. SA	3,119	41,245
Thales SA	1,044	37,598
Total SA	1,338	72,509
Unibail-Rodamco SE	173	40,858
Vivendi SA	623	13,342

		$4,097,603

Germany — 6.8%
Adidas AG	1,242	$115,342
Bayerische Motoren Werke AG	2,904	292,486
Bayerische Motoren Werke AG, PFC Shares	1,990	136,069
Beiersdorf AG	2,654	232,924
Continental AG	582	68,304
Daimler AG	3,272	190,437
Deutsche Lufthansa AG	4,066	80,765
Deutsche Post AG	7,780	182,689
Deutsche Telekom AG	9,603	117,975
Fraport AG	442	26,790
Hannover Rueckversicherung AG	1,121	90,499
Henkel AG & Co. KGaA	1,387	102,887
Henkel AG & Co. KGaA, PFC Shares	2,588	228,493
Linde AG	2,330	424,696
Porsche Automobil Holding SE, PFC Shares	424	36,917
SAP AG	13,290	1,089,877
Siemens AG	2,840	311,160
United Internet AG	5,328	123,875
Volkswagen AG	274	63,296
Volkswagen AG, PFC Shares	1,028	254,508

		$4,169,989

Security	Shares	Value

Greece — 0.3%
Coca-Cola Hellenic Bottling Co. SA(1)	2,321	$60,293
OPAP SA	17,716	153,379

		$213,672

Hong Kong — 4.9%
Bank of East Asia, Ltd.	39,600	$161,995
BOC Hong Kong (Holdings), Ltd.	77,500	265,930
Cathay Pacific Airways, Ltd.	29,000	56,066
Cheung Kong Infrastructure Holdings, Ltd.	33,000	208,288
CLP Holdings, Ltd.	29,500	250,102
Hang Lung Group, Ltd.	11,000	66,682
Hang Seng Bank, Ltd.	30,900	505,995
Hong Kong & China Gas Co., Ltd.	125,236	355,712
Hopewell Holdings, Ltd.	23,500	96,793
Link REIT (The)	76,500	396,733
MTR Corp., Ltd.	47,500	195,463
Power Assets Holdings, Ltd.	43,000	371,751
Wing Hang Bank, Ltd.	7,500	78,250

		$3,009,760

Ireland — 1.2%
CRH PLC	10,157	$219,038
Elan Corp. PLC(1)	12,497	131,858
Kerry Group PLC, Class A	7,637	401,517

		$752,413

Israel — 2.3%
Bank Hapoalim B.M.(1)	40,714	$171,648
Bank Leumi Le-Israel B.M.(1)	40,741	136,131
Bezeq Israeli Telecommunication Corp., Ltd.	22,531	26,404
Delek Group, Ltd.	333	82,258
Elbit Systems, Ltd.	2,944	113,182
Israel Chemicals, Ltd.	9,083	120,637
Israel Corp., Ltd.	135	92,386
Mellanox Technologies, Ltd.(1)	893	45,355
Mizrahi Tefahot Bank, Ltd.(1)	8,225	87,092
NICE Systems, Ltd.(1)	4,354	160,003
Teva Pharmaceutical Industries, Ltd. ADR	10,318	391,981

		$1,427,077

Italy — 4.2%
Atlantia SpA	4,135	$76,355
Autogrill SpA	3,055	37,463
Enel SpA	14,019	61,125

8	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)
ENI SpA	41,576	$1,038,467
Luxottica Group SpA	4,518	208,513
Parmalat SpA	15,710	39,383
Pirelli & C. SpA	17,603	215,909
Saipem SpA	3,695	104,918
Snam Rete Gas SpA	76,133	384,751
Telecom Italia SpA	33,467	33,209
Telecom Italia SpA, PFC Shares	69,028	58,972
Tenaris SA	3,596	75,434
Terna Rete Elettrica Nazionale SpA	53,227	224,106

		$2,558,605

Japan — 10.9%
ABC-Mart, Inc.	1,100	$41,852
All Nippon Airways Co., Ltd.	14,000	27,413
Aozora Bank, Ltd.	18,000	50,605
Bank of Kyoto, Ltd. (The)	10,000	82,744
Bank of Yokohama, Ltd. (The)	43,000	205,383
Benesse Holdings, Inc.	900	39,235
Canon, Inc.	1,800	65,547
Chiba Bank, Ltd. (The)	16,000	99,700
Chugai Pharmaceutical Co., Ltd.	7,100	146,055
Chugoku Bank, Ltd. (The)	10,000	137,736
Daihatsu Motor Co., Ltd.	9,000	187,223
Dainippon Sumitomo Pharma Co., Ltd.	4,800	67,667
Electric Power Development Co., Ltd.	1,800	41,384
Gunma Bank, Ltd. (The)	20,000	96,536
Hachijuni Bank, Ltd. (The)	24,000	120,157
Hamamatsu Photonics K.K.	5,000	191,171
Hiroshima Bank, Ltd. (The)	22,000	93,530
Honda Motor Co., Ltd.	3,500	132,297
Hoya Corp.	1,600	30,894
Isetan Mitsukoshi Holdings, Ltd.	6,300	62,214
ITOCHU Techno-Solutions Corp.	900	39,058
Iyo Bank, Ltd. (The)	10,000	81,777
Japan Prime Realty Investment Corp.	10	28,431
Japan Real Estate Investment Corp.	6	60,667
JX Holdings, Inc.	4,900	28,909
Kamigumi Co., Ltd.	14,000	114,038
Kansai Paint Co., Ltd.	10,000	111,362
Keikyu Corp.	7,000	59,375
Keio Corp.	23,000	170,711
Keyence Corp.	1,300	360,662
Kintetsu Corp.	16,000	65,739
Kyowa Hakko Kirin Co., Ltd.	8,000	75,641
Lawson, Inc.	600	43,480

Security	Shares	Value

Japan (continued)
McDonald’s Holdings Co. (Japan), Ltd.	4,900	$125,772
Miraca Holdings, Inc.	800	33,354
Mitsubishi Logistics Corp.	4,000	59,994
Mitsubishi Motors Corp.(1)	59,000	61,345
Mitsubishi Tanabe Pharma Corp.	4,700	63,007
Mizuho Financial Group, Inc.	34,500	68,861
NGK Spark Plug Co., Ltd.	8,000	101,761
Nidec Corp.	300	17,148
Nippon Telegraph & Telephone Corp.	700	29,317
Nishi-Nippon City Bank, Ltd. (The)	19,000	49,244
NTT DoCoMo, Inc.	251	380,535
Odakyu Electric Railway Co., Ltd.	20,000	200,353
Ono Pharmaceutical Co., Ltd.	3,600	189,666
Oracle Corp. Japan	800	33,306
Oriental Land Co., Ltd.	1,400	186,141
Osaka Gas Co., Ltd.	8,000	30,009
Rakuten, Inc.	18,300	167,028
Rinnai Corp.	1,200	84,845
Santen Pharmaceutical Co., Ltd.	2,100	86,485
Seven Bank, Ltd.	14,800	35,806
Shikoku Electric Power Co., Inc.	1,800	22,082
Shizuoka Bank, Ltd. (The)	27,000	254,578
Sumitomo Metal Mining Co., Ltd.	2,000	31,106
Suruga Bank, Ltd.	8,000	104,296
Suzuken Co., Ltd.	2,700	82,641
Sysmex Corp.	1,100	52,480
Taisho Pharmaceutical Holdings Co., Ltd.	700	48,311
Takashimaya Co., Ltd.	8,000	58,871
Takeda Pharmaceutical Co., Ltd.	200	10,277
Toho Gas Co., Ltd.	24,000	128,299
Tokyo Gas Co., Ltd.	18,000	84,881
TonenGeneral Sekiyu K.K.	13,000	113,361
Tsumura & Co.	2,000	65,698
Unicharm Corp.	4,500	238,674
USS Co., Ltd.	1,020	114,580
Yahoo! Japan Corp.	114	44,704
Yakult Honsha Co., Ltd.	900	37,927
Yamaguchi Financial Group, Inc.	3,000	28,903
Yokogawa Electric Corp.	3,000	33,403

		$6,718,242

Netherlands — 5.4%
Akzo Nobel NV	5,473	$374,587
ASML Holding NV	9,771	732,973
European Aeronautic Defence and Space Co. NV	7,406	347,202
Gemalto NV	334	29,730

9	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Netherlands (continued)
Heineken Holding NV	1,536	$90,755
Heineken NV	4,798	337,401
Koninklijke Ahold NV	26,882	395,020
Koninklijke DSM NV	4,468	273,687
Koninklijke KPN NV	33,920	190,690
Koninklijke Vopak NV	1,287	87,838
QIAGEN NV(1)	6,356	133,430
Reed Elsevier NV	3,923	60,931
Unilever NV	6,839	277,091

		$3,331,335

New Zealand — 0.7%
Auckland International Airport, Ltd.	54,928	$130,743
Chorus, Ltd.	19,155	45,841
Contact Energy, Ltd.(1)	6,909	30,269
Fletcher Building, Ltd.	12,742	101,794
SKYCITY Entertainment Group, Ltd.	19,087	63,601
Telecom Corporation of New Zealand, Ltd.	40,808	83,102

		$455,350

Norway — 3.2%
Aker Solutions ASA	6,611	$144,584
Gjensidige Forsikring ASA	3,679	57,828
Norsk Hydro ASA	48,636	233,489
Orkla ASA	29,887	263,619
Seadrill, Ltd.	5,274	208,490
Statoil ASA	18,251	486,252
Telenor ASA	23,746	523,137
Yara International ASA	500	26,664

		$1,944,063

Portugal — 0.8%
EDP-Energias de Portugal SA	49,749	$160,192
Galp Energia SGPS SA, Class B	4,864	78,954
Jeronimo Martins SGPS SA	8,271	175,954
Portugal Telecom SGPS SA	12,313	71,883

		$486,983

Singapore — 4.5%
Ascendas Real Estate Investment Trust	88,000	$179,991
CapitaMall Trust	17,000	29,097
ComfortDelGro Corp., Ltd.	28,000	43,658
DBS Group Holdings, Ltd.	58,000	700,999
Fraser and Neave, Ltd.	8,000	61,627
Oversea-Chinese Banking Corp., Ltd.	62,000	489,800

Security	Shares	Value

Singapore (continued)
Singapore Airlines, Ltd.	22,000	$195,371
Singapore Press Holdings, Ltd.	48,000	159,029
Singapore Technologies Engineering, Ltd.	20,000	63,347
Singapore Telecommunications, Ltd.	138,000	390,026
StarHub, Ltd.	11,000	34,668
United Overseas Bank, Ltd.	20,000	304,592
UOL Group, Ltd.	22,000	111,117

		$2,763,322

Spain — 4.4%
Abertis Infraestructuras SA	7,993	$136,851
Acerinox SA	6,403	70,953
ACS Actividades de Construccion y Servicios SA	1,486	35,669
Amadeus IT Holding SA, Class A	5,602	140,380
CaixaBank SA	25,659	101,573
Distribuidora Internacional de Alimentacion SA(1)	4,617	34,083
Enagas	9,894	234,095
Ferrovial SA	18,401	295,488
Grifols SA(1)	4,142	140,986
Iberdrola SA	6,009	32,334
Indra Sistemas SA	1,384	18,133
Industria de Diseno Textil SA	3,874	541,460
International Consolidated Airlines Group SA(1)	28,622	96,854
Red Electrica Corp. SA	3,386	188,428
Repsol SA	8,521	190,029
Telefonica SA	20,351	294,540
Zardoya Otis SA	11,076	169,781

		$2,721,637

Sweden — 4.5%
Atlas Copco AB, Class A	2,400	$68,370
Boliden AB	17,564	324,637
Hennes & Mauritz AB, Class B	8,584	315,851
Holmen AB, Class B	3,338	102,904
Investor AB, Class B	5,630	159,915
Millicom International Cellular SA SDR	1,685	155,244
Nordea Bank AB	36,011	397,177
Scania AB, Class B	1,536	31,518
Skandinaviska Enskilda Banken AB, Class A	20,244	202,784
Skanska AB, Class B	10,263	174,546
Svenska Cellulosa AB, Class B	3,869	93,800
Swedbank AB, Class A	6,772	159,905
Tele2 AB, Class B	9,607	172,311
Telefonaktiebolaget LM Ericsson, Class B	7,673	89,246
TeliaSonera AB	47,701	344,072

		$2,792,280

10	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Switzerland — 6.8%
Actelion, Ltd.(1)	2,942	$145,734
Adecco SA(1)	2,725	156,260
Baloise Holding AG	572	51,763
Geberit AG(1)	169	39,533
Givaudan SA(1)	98	108,822
Nestle SA	16,803	1,179,864
Novartis AG	8,532	579,975
Roche Holding AG PC	2,609	576,691
Schindler Holding AG	1,195	172,895
Schindler Holding AG PC	317	47,022
Sonova Holding AG(1)	1,112	128,603
Sulzer AG	246	38,686
Swatch Group, Ltd. (The), Bearer Shares	363	198,836
Swiss Reinsurance Co., Ltd.(1)	4,142	307,949
Swisscom AG	639	283,426
Zurich Insurance Group AG(1)	573	164,776

		$4,180,835

United Kingdom — 13.1%
Associated British Foods PLC	3,277	$90,873
AstraZeneca PLC	11,828	571,526
BAE Systems PLC	64,351	346,339
BHP Billiton PLC	10,926	374,673
BP PLC	64,342	476,293
Bunzl PLC	1,959	35,200
Burberry Group PLC	10,003	214,894
Centrica PLC	72,056	400,122
Compass Group PLC	11,392	137,906
Diageo PLC	2,701	80,404
Experian PLC	5,603	95,847
GlaxoSmithKline PLC	3,766	86,143
Imperial Tobacco Group PLC	1,580	58,751
Kingfisher PLC	14,107	60,284
Marks & Spencer Group PLC	7,340	44,158
National Grid PLC	3,163	34,634
Next PLC	5,043	324,411
Randgold Resources, Ltd.	1,738	163,706
Reckitt Benckiser Group PLC	577	38,441
Reed Elsevier PLC	5,162	56,183
Rexam PLC	26,142	194,333
Rexam PLC, Class B, PFC Shares(1)	29,047	20,731
Rolls-Royce Holdings PLC(1)	30,231	453,856
Royal Dutch Shell PLC, Class A	20,149	714,256
Royal Dutch Shell PLC, Class B	20,574	747,801
Sage Group PLC (The)	44,157	226,111

Security	Shares	Value

United Kingdom (continued)
Serco Group PLC	16,187	$142,317
Severn Trent PLC	1,189	30,583
Shire PLC	9,039	302,375
SSE PLC	3,277	73,759
Subsea 7 SA	5,192	125,421
Tesco PLC	59,778	337,843
Tullow Oil PLC	11,351	204,665
Unilever PLC	988	40,245
Vodafone Group PLC	124,614	340,091
Whitbread PLC	3,750	152,836
WM Morrison Supermarkets PLC	74,161	294,974

		$8,092,985

Total Common Stocks (identified cost $51,826,401)		$61,450,998

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$278	$278,072

Total Short-Term Investments (identified cost $278,072)		$278,072

Total Investments — 100.1% (identified cost $52,104,473)		$61,729,070

Other Assets, Less Liabilities — (0.1)%		$(85,610)

Net Assets — 100.0%		$61,643,460

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
PPS	–	Partially Protected Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	37.7%	$23,237,778
British Pound Sterling	13.0	8,039,844
Japanese Yen	10.9	6,718,242
Australian Dollar	6.9	4,223,436
Swiss Franc	6.8	4,180,835
Hong Kong Dollar	4.9	3,009,760
Swedish Krona	4.5	2,792,280
Singapore Dollar	4.5	2,763,322
Danish Krone	4.1	2,533,590
Norwegian Krone	3.3	2,069,484
Israeli Shekel	1.7	1,035,096
United States Dollar	1.1	670,053
New Zealand Dollar	0.7	455,350

Total Investments	100.1%	$61,729,070

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.5%	$9,527,769
Industrials	11.9	7,317,008
Consumer Staples	11.7	7,208,600
Consumer Discretionary	11.2	6,902,085
Health Care	10.6	6,559,817
Materials	9.9	6,076,762
Energy	8.8	5,457,363
Telecommunication Services	7.0	4,349,158
Information Technology	6.7	4,125,848
Utilities	6.4	3,926,588
Short-Term Investments	0.4	278,072

Total Investments	100.1%	$61,729,070

12	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Statement of Assets and Liabilities

Assets	January 31, 2013
Unaffiliated investments, at value (identified cost, $51,826,401)	$61,450,998
Affiliated investment, at value (identified cost, $278,072)	278,072
Foreign currency, at value (identified cost, $3,997)	4,009
Dividends receivable	30,190
Interest receivable from affiliated investment	58
Receivable for Fund shares sold	17,931
Tax reclaims receivable	52,061
Receivable from affiliates	28,080
Total assets	$61,861,399

Liabilities
Payable for investments purchased	$64,709
Payable for Fund shares redeemed	52,239
Payable to affiliates:
Investment adviser and administration fee	38,081
Distribution and service fees	1,800
Accrued expenses	61,110
Total liabilities	$217,939
Net Assets	$61,643,460

Sources of Net Assets
Paid-in capital	$57,758,278
Accumulated net realized loss	(5,437,963)
Accumulated distributions in excess of net investment income	(302,193)
Net unrealized appreciation	9,625,338
Total	$61,643,460

Class A Shares
Net Assets	$7,037,979
Shares Outstanding	629,529
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.18
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.86

Class C Shares
Net Assets	$438,604
Shares Outstanding	39,602
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.08

Class I Shares
Net Assets	$54,166,877
Shares Outstanding	4,835,558
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Statement of Operations

Investment Income	Year Ended January 31, 2013
Dividends (net of foreign taxes, $201,969)	$1,923,876
Interest allocated from affiliated investment	475
Expenses allocated from affiliated investment	(60)
Total investment income	$1,924,291

Expenses
Investment adviser and administration fee	$452,438
Distribution and service fees
Class A	22,956
Class C	2,975
Trustees’ fees and expenses	2,647
Custodian fee	105,145
Transfer and dividend disbursing agent fees	25,772
Legal and accounting services	36,943
Printing and postage	15,265
Registration fees	69,657
Miscellaneous	25,455
Total expenses	$759,253
Deduct —
Allocation of expenses to affiliates	$166,505
Total expense reductions	$166,505

Net expenses	$592,748

Net investment income	$1,331,543

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,060,500)
Investment transactions allocated from affiliated investment	11
Foreign currency transactions	(29,122)
Net realized loss	$(2,089,611)
Change in unrealized appreciation (depreciation) —
Investments	$9,401,563
Foreign currency	884
Net change in unrealized appreciation (depreciation)	$9,402,447

Net realized and unrealized gain	$7,312,836

Net increase in net assets from operations	$8,644,379

14	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$1,331,543	$1,174,630
Net realized loss from investment and foreign currency transactions	(2,089,611)	(3,190,959)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	9,402,447	(3,060,439)
Net increase (decrease) in net assets from operations	$8,644,379	$(5,076,768)
Distributions to shareholders —
From net investment income
Class A	$(159,997)	$(229,019)
Class C	(8,524)	(3,397)
Class I	(1,417,505)	(1,008,450)
Total distributions to shareholders	$(1,586,026)	$(1,240,866)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,166,012	$15,600,066
Class C	242,466	356,728
Class I	15,252,640	55,864,422
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	159,076	228,446
Class C	8,293	3,255
Class I	433,419	266,148
Cost of shares redeemed
Class A	(12,844,202)	(6,318,103)
Class C	(104,225)	(223,938)
Class I	(13,202,800)	(46,687,406)
Net increase (decrease) in net assets from Fund share transactions	$(3,889,321)	$19,089,618

Net increase in net assets	$3,169,032	$12,771,984

Net Assets
At beginning of year	$58,474,428	$45,702,444
At end of year	$61,643,460	$58,474,428

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(302,193)	$(61,217)

15	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Financial Highlights

	Class A
	Year Ended January 31,		Period Ended January 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$9.850	$10.960	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.227	$0.172	$(0.020)
Net realized and unrealized gain (loss)	1.370	(1.073)	1.058

Total income (loss) from operations	$1.597	$(0.901)	$1.038

Less Distributions
From net investment income	$(0.267)	$(0.209)	$(0.078)

Total distributions	$(0.267)	$(0.209)	$(0.078)

Redemption fees(2)(3)	$—	$—	$0.000	(4)

Net asset value — End of period	$11.180	$9.850	$10.960

Total Return(5)	16.32%	(8.11)%	10.39	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,038	$12,263	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.29%	1.50%	1.50	%(9)
Net investment income (loss)	2.22%	1.68%	(0.22	)%(9)
Portfolio Turnover	44%	60%	15	%(6)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.29%, 0.25% and 0.72% of average daily net assets for the years ended January 31, 2013 and 2012 and the period ended January 31, 2011, respectively).

(9)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Financial Highlights — continued

	Class C
	Year Ended January 31,		Period Ended January 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$9.800	$10.900	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.132	$0.099	$(0.076)
Net realized and unrealized gain (loss)	1.379	(1.057)	1.044

Total income (loss) from operations	$1.511	$(0.958)	$0.968

Less Distributions
From net investment income	$(0.231)	$(0.142)	$(0.068)

Total distributions	$(0.231)	$(0.142)	$(0.068)

Redemption fees(2)(3)	$—	$—	$0.000	(4)

Net asset value — End of period	$11.080	$9.800	$10.900

Total Return(5)	15.51%	(8.71)%	9.69	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$439	$254	$155
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.00%	2.25%	2.25	%(9)
Net investment income (loss)	1.30%	0.97%	(0.86	)%(9)
Portfolio Turnover	44%	60%	15	%(6)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.31%, 0.25% and 0.72% of average daily net assets for the years ended January 31, 2013 and 2012 and the period ended January 31, 2011, respectively).

(9)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Financial Highlights — continued

	Class I
	Year Ended January 31,		Period Ended January 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$9.880	$10.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.252	$0.239	$0.102
Net realized and unrealized gain (loss)	1.375	(1.104)	0.950

Total income (loss) from operations	$1.627	$(0.865)	$1.052

Less Distributions
From net investment income	$(0.307)	$(0.225)	$(0.082)

Total distributions	$(0.307)	$(0.225)	$(0.082)

Redemption fees(2)(3)	$—	$—	$0.000	(4)

Net asset value — End of period	$11.200	$9.880	$10.970

Total Return(5)	16.59%	(7.76)%	10.54	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,167	$45,957	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.02%	1.25%	1.25	%(9)
Net investment income	2.45%	2.28%	1.20	%(9)
Portfolio Turnover	44%	60%	15	%(6)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.30%, 0.25% and 0.72% of average daily net assets for the years ended January 31, 2013 and 2012 and the period ended January 31, 2011, respectively).

(9)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Parametric Structured International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. See Note 12 — Subsequent Events for changes affecting the share classes effective March 1, 2013. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

19

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Notes to Financial Statements — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,897 and current year deferred capital losses of $5,327,635 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2019. The current year deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of January 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2013 and January 31, 2012 was as follows:

	Year Ended January 31,
	2013	2012

Distributions declared from:
Ordinary income	$1,586,026	$1,240,866

20

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Notes to Financial Statements — continued

During the year ended January 31, 2013, accumulated net realized loss was increased by $13,507 and accumulated distributions in excess of net investment income was decreased by $13,507 due to differences between book and tax accounting, primarily for investments in partnerships, foreign currency gain (loss) and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$52,727
Capital loss carryforward and deferred capital losses	$(5,422,532)
Net unrealized appreciation	$9,254,987

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships and investments in PFICs.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM effective June 1, 2012, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to June 1, 2012, the fee was computed at an annual rate of 0.95% of the Fund’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million and over. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended January 31, 2013, the investment adviser and administration fee amounted to $452,438 or 0.82% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.20%, 1.95% and 0.95% for the period from June 1, 2012 to November 30, 2012 and 1.50%, 2.25% and 1.25% prior to June 1, 2012) of the Fund’s average daily net assets of Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2013. Pursuant to this agreement, EVM and Parametric were allocated $166,505 in total of the Fund’s operating expenses for the year ended January 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended January 31, 2013, EVM earned $1,229 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,078 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2013. EVD also received distribution and services fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2013 amounted to $22,956 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2013, the Fund paid or accrued to EVD $2,231 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of

21

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Notes to Financial Statements — continued

shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2013 amounted to $744 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended January 31, 2013, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $24,385,505 and $28,460,812, respectively, for the year ended January 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Class A	2013	2012

Sales	609,678	1,509,280
Issued to shareholders electing to receive payments of distributions in Fund shares	14,798	24,564
Redemptions	(1,239,459)	(615,930)

Net increase (decrease)	(614,983)	917,914

	Year Ended January 31,
Class C	2013	2012

Sales	23,268	32,891
Issued to shareholders electing to receive payments of distributions in Fund shares	778	352
Redemptions	(10,360)	(21,563)

Net increase	13,686	11,680

	Year Ended January 31,
Class I	2013	2012

Sales	1,468,321	5,094,695
Issued to shareholders electing to receive payments of distributions in Fund shares	40,243	28,557
Redemptions	(1,325,254)	(4,295,777)

Net increase	183,310	827,475

At January 31, 2013, an EVM retirement plan owned 15.9% of the value of the outstanding shares of the Fund.

22

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,475,016

Gross unrealized appreciation	$10,593,873
Gross unrealized depreciation	(1,339,819)

Net unrealized appreciation	$9,254,054

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2013.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Notes to Financial Statements — continued

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$2,308	$17,167,802		$—	$17,170,110
Developed Europe	—	42,853,811		—	42,853,811
Developed Middle East	391,981	1,035,096		—	1,427,077

Total Common Stocks	$394,289	$61,056,709	*	$—	$61,450,998
Short-Term Investments	$—	$278,072		$—	$278,072

Total Investments	$394,289	$61,334,781		$—	$61,729,070

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

12  Subsequent Events

Effective March 1, 2013, Class A and Class I shares of the Fund were renamed Investor Class and Institutional Class, respectively; the sales charge payable upon purchase of Investor Class (currently known as Class A) shares was eliminated; and Class C shares of the Fund were no longer available for purchase or exchange. All existing Class C shares were converted to Investor Class (currently known as Class A) shares at the close of business on March 15, 2013, and such Class C shares converted to Investor Class continue to be subject to any applicable Class C contingent deferred sales charge.

The name of the Fund was changed to Parametric International Equity Fund effective March 1, 2013.

24

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Parametric Structured International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Structured International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, April 1, 2010, to January 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Structured International Equity Fund as of January 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from the start of business, April 1, 2010, to January 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2013

25

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $1,879,797, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 0.03% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  The Fund paid foreign taxes of $195,721 and recognized foreign source income of $2,125,845.

26

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

27

Eaton Vance

Parametric Structured International Equity Fund

January 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4736-3/13	SIESRC

Eaton Vance Parametric Structured Emerging Markets Fund Annual Report January 31, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2013

Eaton Vance

Parametric Structured Emerging Markets Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	39

Federal Tax Information	40

Management and Organization	41

Important Notices	43

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period, emerging markets as a whole returned 7.64%, as measured by the MSCI Emerging Markets Index (the Index)2. As 2012 began, global investors had reasonable concerns that the frequency of significant events that occurred during the better part of 2011 would continue to have a dampening effect in the new year. However, their trepidation eased slightly due to a rather encouraging first quarter of 2012 – volatility moderated, global markets weathered the myriad of economic opinions from euro-land politicians and countries that benefited from the “Arab Spring” revolutions appeared to be on their way to attracting new foreign investment.

Be that as it may, the emerging markets experienced a bumpy ride as the second and third quarters of 2012 came to a close. Key factors impacting global markets included the eurozone crisis and its corresponding rescue efforts, the so-called U.S. “fiscal cliff” and the U.S. presidential election in November 2012, and slowing global growth, with a great deal of focus on China.

The emerging markets continued to perform strongly in the fourth quarter of 2012, with the Index up 5.58%. A globally noteworthy event was the averting of the so-called U.S. “fiscal cliff” after lawmakers passed a bill on January 1, 2013 preventing a slew of spending cuts and tax hikes. This caused the Index to rally 2.12% the next day, as markets appeared to breathe a collective sigh of relief following the resolution of one uncertainty.

Looking at the frontier spectrum, these markets returned 16.34% for the period, as measured by the MSCI Frontier Markets Index. Top-performing countries included Kenya and Nigeria. Ukraine was the worst-performing frontier market due to factors such as a widening of its current deficit and tightening of its economic growth.

Fund Performance

For the fiscal year ended January 31, 2013, Eaton Vance Parametric Structured Emerging Markets Fund (the Fund) had a total return of 10.89% for Class A shares at net asset value (NAV), outperforming the 7.64% return of the Fund’s benchmark, the Index.

In terms of country allocations, contributors to Fund performance relative to the Index for the 12-month period included the Fund’s underweight to Brazil, which underperformed the Index. In addition, the Fund’s overweights to Thailand and Mexico, both of which outperformed the Index, also contributed to Fund performance relative to the Index. Detractors from Fund performance relative to the Index included the Fund’s underweight to China, which outperformed the Index, and the Fund’s overweight to Morocco, which underperformed the Index. In addition, the Fund’s exposure to Argentina, which is not represented in the Index, also hurt relative performance for the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Performance2,3

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class A at NAV	06/30/2006	10.89%	1.15%	7.64%
Class A with 5.75% Maximum Sales Charge	—	4.51	–0.04	6.67
Class C at NAV	06/30/2006	10.07	0.40	6.82
Class C with 1% Maximum Sales Charge	—	9.07	0.40	6.82
Class I at NAV	06/30/2006	11.22	1.41	7.90
MSCI Emerging Markets Index	06/30/2006	7.64%	2.04%	8.03%

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I
		1.45%	2.19%	1.20%

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class A	$10,000	06/30/2006	$16,245	$15,311
Class C	$10,000	06/30/2006	$15,452	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Fund Profile

Top 10 Holdings (% of net assets)5

MTN Group, Ltd.	1.1%
Samsung Electronics Co., Ltd.	1.1
America Movil SAB de CV, Series L	1.0
OAO Gazprom ADR	0.9
China Mobile, Ltd.	0.8
Sberbank of Russia	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.7
Grupo Financiero Banorte SAB de CV, Class O	0.6
LUKOIL OAO ADR	0.6
Infosys, Ltd.	0.6
Total	8.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus.

[5]	Excludes cash and cash equivalents.

Important Notice to Shareholders

Effective March 1, 2013, the name of the Fund was changed to Parametric Emerging Markets Fund. Class A and Class I shares of the Fund were renamed Investor Class and Institutional Class, respectively. The front-end sales charge payable upon purchase of Investor Class shares of the Fund was eliminated. The minimum initial purchase of Institutional Class shares of the Fund was changed to $50,000 (waived in certain circumstances). Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

Fund profile subject to change due to active management.

5

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period* (8/1/12 – 1/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,144.10	$7.65	1.42%
Class C	$1,000.00	$1,139.40	$11.67	2.17%
Class I	$1,000.00	$1,145.80	$6.31	1.17%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.20	1.42%
Class C	$1,000.00	$1,014.20	$10.99	2.17%
Class I	$1,000.00	$1,019.30	$5.94	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2012.

6

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments

Common Stocks — 98.1%

Security	Shares	Value

Argentina — 0.9%
Adecoagro SA(1)	77,700	$660,450
Arcos Dorados Holdings, Inc., Class A	341,000	4,685,340
Banco Macro SA, Class B ADR(1)	129,587	2,157,624
BBVA Banco Frances SA ADR(1)	231,888	1,099,149
Cresud SA ADR	278,630	2,660,916
Grupo Financiero Galicia SA, Class B ADR	322,600	2,142,064
IRSA Inversiones y Representaciones SA ADR	61,510	544,364
MercadoLibre, Inc.	69,300	6,126,120
Pampa Energia SA ADR(1)	188,600	812,866
Petrobras Energia SA ADR	750,308	4,036,657
Telecom Argentina SA ADR	477,251	7,573,973

		$32,499,523

Botswana — 0.3%
Barclays Bank of Botswana	1,137,465	$979,486
Botswana Insurance Holdings Ltd.	575,111	734,968
First National Bank of Botswana	4,730,800	1,754,374
Letshego Holdings, Ltd.	12,485,691	3,199,718
Sechaba Breweries Ltd.	905,550	1,782,774
Standard Chartered Bank Botswana	531,120	688,213

		$9,139,533

Brazil — 6.4%
AES Tiete SA, PFC Shares	138,000	$1,441,233
All America Latina Logistica SA (Units)	478,200	2,081,831
Anhanguera Educacional Participacoes SA	72,200	1,404,009
B2W Companhia Global do Varejo(1)	99,370	759,047
Banco Bradesco SA ADR	61,174	1,124,378
Banco Bradesco SA, PFC Shares	659,056	12,121,084
Banco do Brasil SA	366,698	4,490,322
Banco do Estado do Rio Grande do Sul, PFC Shares	97,100	830,287
Banco Santander Brasil SA	352,600	2,588,510
BM&F Bovespa SA	641,451	4,483,055
BR Malls Participacoes SA	167,400	2,164,281
BR Properties SA	45,000	583,481
Bradespar SA, PFC Shares	82,500	1,276,275
Braskem SA, PFC Shares	89,760	676,923
BRF-Brasil Foods SA	244,640	5,366,859
BRF-Brasil Foods SA ADR	19,900	441,780
Brookfield Incorporacoes SA	244,500	413,981
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	371,500	2,360,701
CETIP SA - Mercados Organizados	92,200	1,160,323

Security	Shares	Value

Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	45,269	$2,131,536
Cia de Bebidas das Americas ADR, PFC Shares	28,352	1,334,245
Cia de Bebidas das Americas, PFC Shares	311,190	14,642,817
Cia de Companhia de Concessoes Rodoviarias (CCR)	643,300	6,626,763
Cia de Saneamento Basico do Estado de Sao Paulo	88,620	3,989,457
Cia de Saneamento de Minas Gerais SA ADR	57,100	626,958
Cia de Saneamento de Minas Gerais-Copasa MG	45,100	1,096,242
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	37,590	660,682
Cia Energetica de Minas Gerais SA, PFC Shares	313,067	3,395,811
Cia Energetica de Sao Paulo, PFC Shares	191,200	1,906,294
Cia Hering	73,300	1,391,046
Cia Paranaense de Energia-Copel, PFC Shares	82,000	1,347,177
Cia Siderurgica Nacional SA (CSN)	225,500	1,214,649
Cielo SA	222,683	6,303,503
Contax Participacoes SA, PFC Shares	24,300	330,344
Cosan SA Industria e Comercio	53,700	1,265,875
CPFL Energia SA	170,400	1,738,912
Cyrela Brazil Realty SA	137,100	1,206,813
Diagnosticos da America SA	177,000	1,255,471
Duratex SA	93,024	645,565
EcoRodovias Infraestrutura e Logistica SA	133,000	1,176,069
EDP-Energias do Brasil SA	197,900	1,210,895
Eletropaulo Metropolitana SA, Class B, PFC Shares	124,280	852,733
Embraer SA	370,600	3,053,833
Embraer SA ADR	46,648	1,537,985
Estacio Participacoes SA	55,900	1,238,682
Fibria Celulose SA(1)	84,957	1,039,913
Gafisa SA(1)	426,700	1,064,955
Gerdau SA, PFC Shares	263,400	2,308,540
Gol Linhas Aereas Inteligentes SA, PFC Shares	140,900	1,023,230
Hypermarcas SA(1)	201,800	1,740,388
Iochpe-Maxion SA	98,700	1,292,308
Itau Unibanco Holding SA ADR, PFC Shares	71,570	1,233,151
Itau Unibanco Holding SA, PFC Shares	637,400	10,998,185
Itausa-Investimentos Itau SA, PFC Shares	1,167,174	5,902,662
JBS SA(1)	356,725	1,367,553
Klabin SA, PFC Shares	177,900	1,216,699
Light SA	73,400	755,208
LLX Logistica SA(1)	363,900	406,870
Localiza Rent a Car SA	103,700	1,902,887
Lojas Americanas SA, PFC Shares	277,523	2,475,765
Lojas Renner SA	50,800	2,032,428
Marcopolo SA, PFC Shares	360,100	2,429,222
Marfrig Frigorificos e Comercio de Alimentos SA(1)	203,555	1,045,682

7	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Metalurgica Gerdau SA, PFC Shares	84,300	$941,949
MMX Mineracao e Metalicos SA(1)	179,100	303,894
MPX Energia SA(1)	182,500	905,186
MRV Engenharia e Participacoes SA	207,300	1,185,351
Natura Cosmeticos SA	90,000	2,419,318
OGX Petroleo e Gas Participacoes SA(1)	409,300	842,673
Oi SA ADR	190,200	781,722
Oi SA, PFC Shares	629,857	2,553,115
PDG Realty SA Empreendimentos e Participacoes	823,900	1,304,145
Petroleo Brasileiro SA	43,200	393,941
Petroleo Brasileiro SA ADR	71,900	1,300,671
Petroleo Brasileiro SA, PFC Shares	2,068,100	18,709,556
Randon Participacoes SA, PFC Shares	177,600	1,046,574
Rossi Residencial SA	198,500	418,396
Souza Cruz SA	165,900	2,742,486
Suzano Papel e Celulose SA	437,425	1,601,508
Telefonica Brasil SA, PFC Shares	223,126	5,635,945
Tim Participacoes SA	603,727	2,667,401
Totvs SA	126,190	2,746,874
Tractebel Energia SA	122,000	2,168,488
Ultrapar Participacoes SA	115,784	2,790,373
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	199,950	1,037,238
Vale SA	34,400	693,626
Vale SA ADR	65,300	1,317,101
Vale SA, PFC Shares	940,540	18,226,501
Weg SA	150,000	1,900,859

		$224,819,254

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$329,366
Chimimport AD(1)	329,922	372,782
Corporate Commercial Bank AD(1)	10,400	607,440
MonBat AD	60,235	254,396
Petrol AD(1)	102,500	334,313
Sopharma AD	354,600	580,228
Vivacom(1)	44,690	86,244

		$2,564,769

Chile — 3.2%
Administradora de Fondos de Pensiones Provida SA	202,000	$1,486,940
AES Gener SA	2,001,600	1,377,414
Aguas Andinas SA, Series A	2,464,200	1,824,821
Almendral SA	2,512,600	408,569
Antarchile SA, Series A	140,704	2,410,739
Banco de Chile	49,502,828	8,238,324

Security	Shares	Value

Chile (continued)
Banco de Chile ADR	7,141	$710,173
Banco de Credito e Inversiones	56,681	4,421,606
Banco Santander Chile SA	72,005,510	5,485,972
Banmedica SA	484,730	1,253,766
Besalco SA	750,600	1,392,375
Cap SA	86,112	3,186,833
Cencosud SA	934,931	5,814,979
CFR Pharmaceuticals SA	3,523,700	927,163
Cia Cervecerias Unidas SA	110,890	1,778,827
Cia General de Electricidad SA	274,019	1,568,640
Cia Sud Americana de Vapores SA(1)	3,305,599	361,453
Colbun SA(1)	6,289,410	1,985,834
Corpbanca SA	112,088,770	1,604,727
E.CL SA	469,400	1,111,417
Embotelladora Andina SA, Class B, PFC Shares	278,341	1,830,912
Empresa Nacional de Electricidad SA	2,896,263	5,001,236
Empresas CMPC SA	1,236,620	4,794,432
Empresas Copec SA	501,376	7,763,892
Empresas La Polar SA(1)	1,713,400	709,356
Enersis SA	10,494,021	4,137,766
ENTEL SA	87,900	1,909,088
Grupo Security SA	1,737,289	762,945
Inversiones Aguas Metropolitanas SA	464,900	961,265
Latam Airlines Group SA	235,695	5,794,570
Latam Airlines Group SA BDR(1)	28,260	688,282
Madeco SA	5,047,652	224,627
Minera Valparaiso SA	12,324	413,106
Molibdenos y Metales SA	16,900	297,665
Parque Arauco SA	639,900	1,744,407
Quinenco SA	190,344	645,999
Ripley Corp. SA	1,068,500	1,159,103
S.A.C.I. Falabella SA	880,900	10,248,974
Salfacorp SA	816,100	2,004,288
Sigdo Koppers SA	654,331	1,685,568
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	389,363
Sociedad Matriz SAAM SA(1)	6,242,812	793,293
Sociedad Quimica y Minera de Chile SA, Series B	101,840	5,814,887
Socovesa SA	1,443,206	739,706
Sonda SA	944,800	3,205,544
Vina Concha y Toro SA	495,122	991,948

		$112,062,794

China — 9.4%
Agile Property Holdings, Ltd.	400,000	$570,624
Agricultural Bank of China, Ltd., Class H	7,905,000	4,294,514

8	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Air China, Ltd., Class H	1,068,000	$915,924
Aluminum Corp. of China, Ltd., Class H(1)	1,874,000	900,131
Angang Steel Co., Ltd., Class H(1)	892,000	661,682
Anhui Conch Cement Co., Ltd., Class H	501,500	1,968,984
Anta Sports Products, Ltd.	1,021,000	954,390
AsiaInfo-Linkage, Inc.(1)	72,600	797,148
Baidu, Inc. ADR(1)	114,200	12,367,860
Bank of China, Ltd., Class H	18,475,000	9,126,732
Bank of Communications, Ltd., Class H	1,991,900	1,693,607
Beijing Capital International Airport Co., Ltd., Class H	1,064,000	888,671
Beijing Enterprises Holdings, Ltd.	270,500	1,953,796
BYD Co., Ltd., Class H(1)	607,200	2,053,992
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	0
China Agri-Industries Holdings, Ltd.	1,605,000	980,649
China Bluechemical, Ltd., Class H	942,000	678,015
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,990,479
China Coal Energy Co., Class H	1,583,000	1,767,698
China Communications Construction Co., Ltd., Class H	2,057,000	2,101,817
China Communications Services Corp., Ltd., Class H	1,386,000	845,099
China Construction Bank Corp., Class H	21,536,630	18,578,158
China COSCO Holdings Co., Ltd., Class H(1)	1,542,975	797,962
China Dongxiang (Group) Co., Ltd.	2,459,000	399,882
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	510,262
China Everbright International, Ltd.	1,134,000	629,446
China Everbright, Ltd.	384,000	725,720
China High Speed Transmission Equipment Group Co., Ltd.(1)	651,000	260,361
China International Marine Containers Co., Ltd., Class B(1)	482,672	1,026,909
China Life Insurance Co., Ltd., Class H	2,310,000	7,709,471
China Longyuan Power Group Corp., Class H	1,363,000	1,142,260
China Mengniu Dairy Co., Ltd.	960,000	2,808,513
China Merchants Bank Co., Ltd., Class H	1,353,024	3,253,845
China Merchants Holdings (International) Co., Ltd.	548,035	1,945,996
China Minsheng Banking Corp, Ltd., Class H	1,873,200	2,699,229
China Mobile, Ltd.	2,672,500	29,238,794
China National Building Material Co., Ltd., Class H	1,216,000	1,947,056
China National Materials Co., Ltd., Class H	681,000	213,321
China Oilfield Services, Ltd., Class H	662,000	1,433,317
China Overseas Land & Investment, Ltd.	1,298,160	4,034,629
China Pacific Insurance (Group) Co., Ltd., Class H	390,600	1,531,465
China Petroleum & Chemical Corp., Class H	6,895,000	8,365,650
China Pharmaceutical Group, Ltd.(1)	1,402,000	523,611
China Railway Construction Corp., Class H	1,032,000	1,119,803
China Railway Group, Ltd., Class H	2,159,000	1,231,246
China Resources Enterprise, Ltd.	634,000	2,273,215

Security	Shares	Value

China (continued)
China Resources Gas Group, Ltd.	324,000	$720,100
China Resources Land, Ltd.	784,000	2,382,501
China Resources Power Holdings Co., Ltd.	931,600	2,589,634
China Shenhua Energy Co., Ltd., Class H	1,386,000	5,977,834
China Shineway Pharmaceutical Group, Ltd.	381,000	697,297
China Shipping Container Lines Co., Ltd., Class H(1)	2,613,000	808,412
China Shipping Development Co., Ltd., Class H	830,000	457,318
China Southern Airlines Co., Ltd., Class H	1,434,000	862,195
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,211,582
China Telecom Corp., Ltd., Class H	8,272,000	4,516,012
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,035,262
China Unicom (Hong Kong), Ltd.	2,706,372	4,337,716
China Vanke Co., Ltd., Class B	445,120	971,879
China Yurun Food Group, Ltd.(1)	1,776,000	1,308,640
China Zhongwang Holdings, Ltd.(1)	464,000	176,601
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	1,081,863
Citic Pacific, Ltd.	848,000	1,368,354
CNOOC, Ltd.	6,325,000	13,032,368
Cosco Pacific, Ltd.	868,000	1,413,080
Country Garden Holdings Co.(1)	2,289,631	1,219,952
Ctrip.com International, Ltd. ADR(1)	252,800	5,007,968
Datang International Power Generation Co., Ltd., Class H	2,154,000	949,029
Dongfeng Motor Group Co., Ltd., Class H	1,696,000	2,775,972
Focus Media Holding, Ltd. ADR	100,000	2,529,000
Global Bio-chem Technology Group Co., Ltd.	2,418,000	286,882
Golden Eagle Retail Group, Ltd.	535,000	1,157,822
Great Wall Motor Co., Ltd., Class H	862,500	3,523,208
Guangdong Investment, Ltd.	1,428,000	1,185,455
Guangzhou Automobile Group Co., Ltd., Class H	1,588,013	1,333,662
Guangzhou R&F Properties Co., Ltd., Class H	362,400	659,634
Harbin Electric Co., Ltd., Class H	688,000	623,080
Hengdeli Holdings, Ltd.	2,438,000	859,122
Hidili Industry International Development, Ltd.	594,000	174,647
Home Inns & Hotels Management, Inc. ADR(1)	50,000	1,528,500
Huaneng Power International, Inc., Class H	2,148,000	2,214,018
Industrial & Commercial Bank of China, Ltd., Class H	19,498,000	14,684,128
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	437,767
Inner Mongolia Yitai Coal Co., Ltd., Class B	247,900	1,449,228
Jiangsu Expressway Co., Ltd., Class H	594,000	613,246
Jiangxi Copper Co., Ltd., Class H	672,000	1,824,442
Kingboard Chemical Holdings, Ltd.	332,000	1,102,044
Kunlun Energy Co., Ltd.	1,552,000	3,229,569
Lee & Man Paper Manufacturing, Ltd.	1,220,000	823,387
Lenovo Group, Ltd.	2,682,000	2,797,051

9	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Li Ning Co., Ltd.(1)	511,000	$342,360
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,422,000	440,118
Metallurgical Corp. of China, Ltd., Class H(1)	1,156,000	240,068
Mindray Medical International, Ltd. ADR	59,100	2,233,980
NetEase.com, Inc. ADR	30,800	1,429,736
New Oriental Education & Technology Group, Inc. ADR	488,600	8,340,402
Nine Dragons Paper Holdings, Ltd.	786,000	691,137
NWS Holdings, Ltd.	472,500	844,419
Parkson Retail Group, Ltd.	1,056,500	814,901
PetroChina Co., Ltd., Class H	8,390,000	11,897,606
PICC Property & Casualty Co., Ltd., Class H	842,000	1,284,358
Ping An Insurance (Group) Co. of China, Ltd., Class H	565,000	5,076,554
Poly Property Group Co., Ltd.(1)	675,000	517,148
Ports Design, Ltd.	249,500	216,130
Renhe Commercial Holdings Co., Ltd.(1)	3,020,000	272,661
Semiconductor Manufacturing International Corp.(1)	16,033,000	1,001,698
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,344,863
Shanghai Electric Group Co., Ltd., Class H	2,414,000	1,002,464
Shanghai Industrial Holdings, Ltd.	304,000	1,083,664
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	321,598
Shimao Property Holdings, Ltd.	665,000	1,472,208
SINA Corp.(1)	32,100	1,763,253
Sino Biopharmaceutical, Ltd.	2,052,000	1,023,921
Sino-Ocean Land Holdings, Ltd.	1,295,000	1,036,091
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	316,952
Sinopharm Group Co., Ltd., Class H	199,600	612,638
Sinotrans Shipping, Ltd.	1,000,000	267,888
Sinotruk Hong Kong, Ltd.	790,500	529,492
Sohu.com, Inc.(1)	38,400	1,838,592
Sound Global, Ltd.	691,000	368,465
Standard Chartered PLC	42,786	1,128,163
Sun Art Retail Group, Ltd.	1,476,000	2,146,704
Suntech Power Holdings Co., Ltd. ADR(1)	494,000	824,980
Swire Pacific, Ltd., Class H	345,000	843,632
Tencent Holdings, Ltd.	426,100	14,882,325
Tingyi (Cayman Islands) Holding Corp.	1,082,000	3,046,214
Tsingtao Brewery Co., Ltd., Class H	254,000	1,471,395
Want Want China Holdings, Ltd.	3,496,000	4,622,623
Weichai Power Co., Ltd., Class H	338,400	1,396,437
Wumart Stores, Inc., Class H	321,000	642,620
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	1,001,542
Yangzijiang Shipbuilding Holdings, Ltd.	1,550,000	1,227,923
Yantai Changyu Pioneer Wine Co., Ltd., Class B	144,216	890,310
Yanzhou Coal Mining Co., Ltd., Class H	774,000	1,318,864
Zhaojin Mining Industry Co., Ltd., Class H	362,000	545,724

Security	Shares	Value

China (continued)
Zhejiang Expressway Co., Ltd., Class H	862,000	$766,824
Zhuzhou CSR Times Electric Co., Ltd., Class H	344,000	1,100,084
Zijin Mining Group Co., Ltd., Class H	3,876,000	1,492,736
ZTE Corp., Class H	490,953	954,321

		$329,778,180

Colombia — 1.5%
Almacenes Exito SA	265,790	$4,970,248
Banco Davivienda SA, PFC Shares	41,500	560,997
Banco de Bogota	55,930	1,763,514
Bancolombia SA ADR, PFC Shares	105,200	7,312,452
Bolsa de Valores de Colombia	46,242,700	786,595
Cementos Argos SA	239,340	1,474,803
Cia Colombiana de Inversiones SA	379,570	1,239,999
Corporacion Financiera Colombiana SA	54,754	1,079,407
Ecopetrol SA	2,794,590	8,893,401
Empresa de Energia de Bogota SA	1,813,385	1,368,662
Empresa de Telecommunicaciones de Bogota SA(1)	2,532,380	560,561
Fabricato SA(1)(2)	36,122,860	927,787
Grupo Argos SA	260,050	3,424,544
Grupo Argos SA, PFC Shares	74,195	948,641
Grupo Aval Acciones y Valores SA	3,145,485	2,232,336
Grupo de Inversiones Suramericana	201,270	4,273,874
Grupo Nutresa SA	307,655	4,314,840
Grupo Odinsa SA	60,098	282,311
Interconexion Electrica SA	657,460	3,699,441
ISAGEN SA ESP	1,784,400	2,462,406
Tableros y Maderas de Caldas	144,140,738	599,974

		$53,176,793

Croatia — 0.4%
Adris Grupa DD, PFC Shares	50,044	$2,564,580
Atlantska Plovidba DD(1)	8,567	363,851
Dalekovod DD(1)	26,495	308,126
Ericsson Nikola Tesla	6,040	1,546,080
Hrvatski Telekom DD	150,830	5,823,108
Koncar-Elektroindustrija DD	8,119	954,390
Petrokemija DD(1)	25,975	1,097,030
Podravka Prehrambena Industrija DD(1)	18,635	884,526
Privredna Banka Zagreb DD	3,177	305,061
Zagrebacka Banka DD	83,995	554,419

		$14,401,171

10	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Czech Republic — 1.5%
CEZ AS	589,660	$19,122,628
Fortuna Entertainment Group NV	90,500	412,872
Komercni Banka AS	71,464	14,468,948
New World Resources PLC, Class A	901,000	3,967,043
Pegas Nonwovens SA	66,614	1,856,631
Philip Morris CR AS	5,613	3,401,159
Telefonica 02 Czech Republic AS	373,204	6,458,362
Unipetrol AS(1)	479,507	4,320,977

		$54,008,620

Egypt — 1.5%
Alexandria Mineral Oils Co.	171,820	$1,764,276
Amer Group Holding	4,390,500	405,214
Arab Cotton Ginning	1,993,380	1,214,142
Citadel Capital Co.(1)	1,887,400	1,110,243
Commercial International Bank	1,607,204	8,566,013
Eastern Tobacco	152,704	2,264,112
Egypt Kuwaiti Holding Co.	1,348,596	1,700,697
Egyptian Financial Group-Hermes Holding SAE(1)	956,838	1,560,157
Egyptian Resorts Co.(1)	4,721,950	744,960
El Ezz Aldekhela Steel Alexa Co.	4,000	298,337
El Sewedy Cables Holding Co.	159,606	535,131
Ezz Steel	1,117,345	1,698,099
Juhayna Food Industries	2,646,000	3,406,374
Maridive & Oil Services SAE(1)	781,799	852,547
Misr Beni-Suef Cement Co.	46,100	473,318
National Societe General Bank	162,828	881,862
Orascom Construction Industries (OCI)(1)	247,138	9,644,506
Orascom Telecom Holding SAE(1)	10,257,866	6,782,533
Orascom Telecom Media and Technology Holding SAE	14,946,609	1,266,805
Oriental Weavers Co.	187,375	642,068
Palm Hills Developments SAE(1)	1,720,500	624,694
Pioneers Holding(1)	552,900	372,126
Sidi Kerir Petrochemicals Co.	929,400	1,832,170
Six of October Development & Investment Co.(1)	112,178	345,835
South Valley Cement(1)	704,261	410,694
Talaat Moustafa Group(1)	2,538,460	1,618,537
Telecom Egypt	1,300,337	2,826,508

		$53,841,958

Estonia — 0.2%
AS Merko Ehitus(1)	50,618	$422,648
AS Nordecon International(1)	145,374	247,160
AS Olympic Entertainment Group	503,790	1,206,118
AS Tallink Group(1)	3,623,652	4,545,318

Security	Shares	Value

Estonia (continued)
AS Tallinna Kaubamaja	137,340	$1,083,723
AS Tallinna Vesi	58,790	807,416

		$8,312,383

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$14,418
CAL Bank, Ltd.	1,298,010	320,496
Ghana Commercial Bank, Ltd.	1,453,841	1,985,809
HFC Bank Ghana, Ltd.	1,235,326	266,080
Produce Buying Co., Ltd.	582,428	55,076
Standard Chartered Bank of Ghana, Ltd.	148,200	898,604

		$3,540,483

Hungary — 1.6%
EGIS Pharmaceuticals PLC	17,902	$1,539,510
Magyar Telekom Rt.	3,953,800	7,466,309
MOL Hungarian Oil & Gas Rt.	180,700	15,556,916
OTP Bank Rt.	880,930	18,944,094
PannErgy PLC(1)	66,310	131,028
Richter Gedeon Rt.	77,800	13,398,355

		$57,036,212

India — 6.4%
ABB, Ltd.	19,900	$243,472
ACC, Ltd.	34,570	861,352
Adani Enterprises, Ltd.	267,400	1,270,882
Adani Ports and Special Economic Zone, Ltd.	525,500	1,510,974
Aditya Birla Nuvo, Ltd.	17,702	379,434
Amtek Auto, Ltd.	152,500	220,406
Asian Paints, Ltd.	20,230	1,711,722
Axis Bank, Ltd.	135,400	3,834,933
Bajaj Auto, Ltd.	53,260	2,035,576
Bank of Baroda	79,760	1,299,551
Bank of India	64,300	427,173
Bharat Forge, Ltd.	63,650	275,238
Bharat Heavy Electricals, Ltd.	473,100	2,034,670
Bharat Petroleum Corp., Ltd.	147,700	1,142,161
Bharti Airtel, Ltd.	1,529,960	9,708,285
Biocon, Ltd.	51,500	272,310
Cairn India, Ltd.	327,000	1,993,792
Canara Bank, Ltd.	104,600	944,580
Cipla, Ltd.	243,710	1,863,589
Coal India, Ltd.	414,800	2,753,514
Colgate-Palmolive (India), Ltd.	24,900	631,088
Container Corp. of India, Ltd.	25,560	444,976

11	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Crompton Greaves, Ltd.	213,600	$428,788
Cummins India, Ltd.	49,900	459,305
Dabur India, Ltd.	364,400	914,145
Divi’s Laboratories, Ltd.	46,800	923,615
DLF, Ltd.	312,600	1,637,665
Dr. Reddy’s Laboratories, Ltd.	49,620	1,794,435
Educomp Solutions, Ltd.	157,865	381,898
Essar Oil, Ltd.(1)	198,130	325,308
Financial Technologies India, Ltd.	32,600	690,017
GAIL (India), Ltd.	447,750	2,904,268
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	333,205
Glenmark Pharmaceuticals, Ltd.	125,460	1,183,049
GMR Infrastructure, Ltd.(1)	976,800	348,643
Grasim Industries, Ltd.	8,158	460,420
Gujarat Ambuja Cements, Ltd.	454,500	1,729,285
Gujarat State Petronet, Ltd.	383,800	523,842
GVK Power & Infrastructure, Ltd.(1)	2,796,900	683,672
HCL Technologies, Ltd.	117,100	1,516,301
HDFC Bank, Ltd.	625,920	7,574,362
Hero MotoCorp, Ltd.	47,600	1,612,652
Hindalco Industries, Ltd.	622,210	1,355,678
Hindustan Petroleum Corp., Ltd.	82,600	511,982
Hindustan Unilever, Ltd.	603,700	5,334,060
Hindustan Zinc, Ltd.	148,400	358,261
Housing Development & Infrastructure, Ltd.(1)	602,114	870,091
Housing Development Finance Corp., Ltd.	630,000	9,325,674
ICICI Bank, Ltd.	321,470	7,168,080
IDBI Bank, Ltd.	199,900	401,937
Idea Cellular, Ltd.(1)	1,096,700	2,324,302
IDFC, Ltd.	731,000	2,335,699
IFCI, Ltd.	1,227,800	817,233
Indiabulls Financial Services, Ltd.	165,200	1,014,018
Indiabulls Real Estate, Ltd.(1)	344,000	497,501
Indian Hotels Co., Ltd.	164,280	193,549
Indian Oil Corp., Ltd.	186,600	1,143,898
Infosys, Ltd.	367,200	19,288,861
ITC, Ltd.	1,057,760	6,110,444
IVRCL, Ltd.(1)	511,500	329,559
Jaiprakash Associates, Ltd.	936,400	1,534,954
Jindal Steel & Power, Ltd.	268,600	2,118,526
JSW Steel, Ltd.	78,700	1,299,732
Kotak Mahindra Bank, Ltd.	161,200	2,062,975
Lanco Infratech, Ltd.(1)	2,361,100	553,107
Larsen & Toubro, Ltd.	108,960	3,164,753
LIC Housing Finance, Ltd.	212,000	1,127,331
Lupin, Ltd.	96,500	1,100,791

Security	Shares	Value

India (continued)
Mahindra & Mahindra, Ltd.	177,560	$2,978,396
Maruti Suzuki India, Ltd.	47,150	1,407,529
Mphasis, Ltd.	39,900	279,170
Nestle India, Ltd.	9,530	852,028
Nicholas Piramal India, Ltd.	76,807	811,839
NTPC, Ltd.	1,727,900	5,098,132
Oil & Natural Gas Corp., Ltd.	1,144,980	7,339,264
Oracle Financial Service Software, Ltd.(1)	16,500	986,592
Power Grid Corporation of India, Ltd.	1,608,400	3,331,883
Ranbaxy Laboratories, Ltd.(1)	116,460	985,170
Reliance Capital, Ltd.	153,735	1,374,156
Reliance Communications, Ltd.	1,199,360	1,869,425
Reliance Industries, Ltd.	869,238	14,500,890
Reliance Infrastructure, Ltd.	211,400	2,050,260
Reliance Power, Ltd.(1)	998,050	1,735,376
Satyam Computer Services, Ltd.(1)	646,950	1,457,095
Sesa Goa, Ltd.	281,200	985,925
Shree Renuka Sugars, Ltd.(1)	777,100	429,904
Siemens India, Ltd.	47,180	578,644
State Bank of India	64,500	2,949,688
State Bank of India GDR	9,600	902,449
Steel Authority of India, Ltd.	646,200	1,051,297
Sterlite Industries (India), Ltd.	556,020	1,187,895
Sun Pharmaceuticals Industries, Ltd.	297,700	4,004,773
Sun TV Network, Ltd.	147,473	1,313,306
Suzlon Energy, Ltd.(1)	1,134,050	541,163
Tata Communications, Ltd.	65,700	286,021
Tata Consultancy Services, Ltd.	315,800	7,977,619
Tata Motors, Ltd.	615,650	3,421,223
Tata Power Co., Ltd.	1,003,900	1,905,315
Tata Steel, Ltd.	196,896	1,506,869
Tata Tea, Ltd.	279,500	786,977
Tata Teleservices Maharashtra, Ltd.(1)	791,600	175,686
Titan Industries, Ltd.	178,000	940,047
UltraTech Cement, Ltd.	31,400	1,123,367
Unitech, Ltd.(1)	1,726,100	1,202,806
United Phosphorus, Ltd.	103,100	259,231
United Spirits, Ltd.	54,500	1,848,474
Voltas, Ltd.	296,300	546,844
Wipro, Ltd.	354,533	2,739,575
Yes Bank, Ltd.	148,900	1,461,103
Zee Entertainment Enterprises, Ltd.	373,114	1,623,948

		$223,434,903

12	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Indonesia — 3.1%
Adaro Energy Tbk PT	18,885,500	$3,200,639
AKR Corporindo Tbk PT	4,604,500	1,833,138
Aneka Tambang Tbk PT	4,611,500	644,358
Astra Argo Lestari Tbk PT	558,000	1,080,160
Astra International Tbk PT	12,864,000	9,712,569
Bakrie Sumatera Plantations Tbk PT	29,603,500	277,161
Bank Central Asia Tbk PT	10,017,000	9,924,599
Bank Danamon Indonesia Tbk PT	2,387,803	1,495,180
Bank Mandiri Tbk PT	6,504,000	6,046,562
Bank Negara Indonesia Persero Tbk PT	5,118,000	2,063,065
Bank Pan Indonesia Tbk PT(1)	4,945,000	335,557
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,557,000	685,219
Bank Rakyat Indonesia Tbk PT	7,252,000	5,922,525
Bank Tabungan Negara Tbk PT	3,180,000	529,482
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bhakti Investama Tbk PT	14,779,000	751,604
Bumi Resources Tbk PT	17,827,500	1,245,083
Bumi Serpong Damai Tbk PT	7,109,000	1,022,837
Charoen Pokphand Indonesia Tbk PT	6,907,500	2,755,258
Delta Dunia Makmur Tbk PT(1)	9,252,500	204,412
Energi Mega Persada Tbk PT(1)	64,369,200	614,950
Gudang Garam Tbk PT	394,000	2,097,824
Harum Energy Tbk PT	1,642,000	1,011,633
Holcim Indonesia Tbk PT	1,578,500	502,846
Indo Tambangraya Megah Tbk PT	431,500	1,836,885
Indocement Tunggal Prakarsa Tbk PT	1,935,500	4,322,463
Indofood Sukses Makmur Tbk PT	3,887,500	2,408,017
Indosat Tbk PT	1,134,000	792,425
Jasa Marga (Persero) Tbk PT	2,684,500	1,515,292
Kalbe Farma Tbk PT	21,877,500	2,446,413
Lippo Karawaci Tbk PT	14,409,000	1,524,826
Matahari Putra Prima Tbk PT	2,293,000	287,798
Medco Energi Internasional Tbk PT	2,095,000	337,883
Pembangunan Perumahan Persero Tbk PT	9,145,000	816,046
Perusahaan Gas Negara Tbk PT	12,686,500	6,090,538
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,469,000	1,237,662
Semen Gresik (Persero) Tbk PT	3,168,000	5,126,886
Surya Semesta Internusa Tbk PT	7,220,500	1,031,505
Tambang Batubara Bukit Asam Tbk PT	1,183,500	1,886,454
Telekomunikasi Indonesia Tbk PT	11,262,000	11,279,522
Tower Bersama Infrastructure Tbk PT(1)	831,500	503,612
Trada Maritime Tbk PT(1)	7,567,500	1,026,484
Unilever Indonesia Tbk PT	1,019,300	2,308,423
United Tractors Tbk PT	3,067,083	6,235,644

Security	Shares	Value

Indonesia (continued)
Vale Indonesia Tbk PT	4,267,000	$1,204,259
XL Axiata Tbk PT	2,954,500	1,518,234

		$109,693,932

Jordan — 0.8%
Arab Bank PLC	1,145,775	$12,382,371
Arab Potash Co. PLC	46,536	3,018,168
Bank of Jordan	267,285	901,234
Capital Bank of Jordan(1)	210,413	374,334
Jordan Ahli Bank	627,155	1,142,532
Jordan Islamic Bank	140,415	630,074
Jordan Petroleum Refinery	246,535	2,028,973
Jordan Phosphate Mines	100,638	1,930,645
Jordan Steel	378,281	741,743
Jordan Telecom Corp.	257,345	1,944,405
Jordanian Electric Power Co.	450,446	2,112,659
Royal Jordanian Airlines(1)	455,790	495,372
Taameer Jordan Holdings PSC(1)	1,228,805	294,861
Union Investment Corp.(1)	182,395	383,105

		$28,380,476

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	935,300	$4,889,348
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	668,700	5,422,951
Kazakhmys PLC	551,300	6,381,111
Kazkommertsbank JSC GDR(1)(3)	117,600	285,768
KazMunaiGas Exploration Production GDR(3)	425,600	7,602,860
Zhaikmunai, LP GDR(3)	203,200	2,029,435

		$26,611,473

Kenya — 0.9%
Athi River Mining, Ltd.	390,500	$226,795
Bamburi Cement Co., Ltd.	546,000	1,278,023
Barclays Bank of Kenya, Ltd.	8,931,260	1,643,113
Co-operative Bank of Kenya, Ltd. (The)	9,284,400	1,377,857
East African Breweries, Ltd.	2,526,280	8,666,335
Equity Bank, Ltd.	12,613,200	3,881,741
KenolKobil, Ltd.	4,090,000	634,770
Kenya Airways, Ltd.	1,264,800	157,376
Kenya Commercial Bank, Ltd.	11,014,620	4,245,925
Kenya Electricity Generating Co., Ltd.	2,321,100	309,209
Kenya Power & Lighting, Ltd.	9,484,354	1,902,926
Mumias Sugar Co., Ltd.	3,844,600	220,156
Nation Media Group, Ltd.	339,320	988,200
Safaricom, Ltd.	100,160,072	6,223,997

13	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Kenya (continued)
Standard Chartered Bank Kenya, Ltd.	149,188	$450,917

		$32,207,340

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	1,475,000	$2,991,640
Ahli United Bank	275,625	802,251
Al Ahli Bank of Kuwait KSC	477,500	983,474
Al Safat Energy Holding Co. KSCC(1)	1,880,000	387,591
Al Safwa Group Holding Co. KSC(1)(2)	8,080,000	186,638
Al-Qurain Petrochemicals Co.	1,904,073	1,258,711
Boubyan Bank KSC(1)	150,000	346,523
Boubyan Petrochemicals Co.	1,420,000	2,926,426
Burgan Bank SAK	878,792	1,811,458
Combined Group Contracting Co.	73,205	368,482
Commercial Bank of Kuwait SAK(1)	365,000	933,998
Commercial Real Estate Co. KSCC	2,186,862	575,835
Gulf Bank(1)	1,542,750	2,248,649
Gulf Cable and Electrical Industries Co.	245,000	1,114,638
Kuwait Cement Co.	194,000	303,351
Kuwait Finance House KSC	1,628,388	4,861,959
Kuwait Foods Co. (Americana)	357,500	2,329,781
Kuwait International Bank	1,224,000	1,369,997
Kuwait Pipes Industries & Oil Services Co.(1)	1,188,500	481,152
Kuwait Portland Cement Co.	255,000	1,087,634
Kuwait Projects Co. Holdings KSC	1,045,651	1,504,530
Kuwait Real Estate Co.(1)	4,120,000	776,153
Mabanee Co. SAKC	772,593	3,348,158
Mena Holding Group(1)(2)	198,000	0
Mobile Telecommunications Co.	3,165,000	9,329,788
National Bank of Kuwait SAK	2,362,893	8,227,687
National Industries Group Holding(1)	3,862,500	3,104,083
National Investment Co.(1)	1,510,000	858,012
National Ranges Co.(1)	7,920,000	506,103
Sultan Center Food Products Co.(1)	1,320,000	498,124

		$55,522,826

Latvia — 0.0%(4)
Grindeks(1)	42,000	$383,863
Latvian Shipping Co.(1)	405,000	211,992

		$595,855

Lebanon — 0.1%
Solidere GDR(3)	320,943	$4,039,953
Solidere, Class A	86,340	1,121,276
Solidere, Class B	1,726	22,192

		$5,183,421

Security	Shares	Value

Lithuania — 0.1%
Apranga PVA	278,536	$918,784
Klaipedos Nafta PVA	1,345,900	675,500
Lesto AB	118,064	100,140
Pieno Zvaigzdes	104,200	263,761
Rokiskio Suris	122,500	236,462
Siauliu Bankas(1)	760,297	242,656

		$2,437,303

Malaysia — 3.1%
Aeon Co. (M) Bhd	165,300	$673,177
Airasia Bhd	1,228,200	1,097,735
Alliance Financial Group Bhd	560,300	770,079
AMMB Holdings Bhd	638,000	1,306,201
Axiata Group Bhd	2,048,450	4,153,974
Batu Kawan Bhd	175,500	1,040,909
Berjaya Corp. Bhd	2,289,600	394,224
Berjaya Sports Toto Bhd	805,627	1,128,338
Boustead Holdings Bhd	596,210	928,754
British American Tobacco Malaysia Bhd	93,800	1,731,800
Bumi Armada Bhd	660,200	801,264
Bursa Malaysia Bhd	344,900	734,953
CIMB Group Holdings Bhd	1,376,000	3,192,914
Dialog Group Bhd	2,063,673	1,534,691
Digi.com Bhd	1,672,000	2,647,726
Felda Global Ventures Holdings Bhd	1,358,400	2,002,533
Gamuda Bhd	2,269,300	2,717,220
Genting Bhd	1,293,100	3,952,940
Genting Plantations Bhd	261,700	693,706
Hong Leong Bank Bhd	307,200	1,407,673
Hong Leong Financial Group Bhd	208,700	924,319
IGB Corp. Bhd	856,200	644,158
IHH Healthcare Bhd(1)	1,695,200	1,796,320
IJM Corp. Bhd	1,296,790	2,104,444
IOI Corp. Bhd	1,776,018	2,841,147
KLCC Property Holdings Bhd	399,100	807,745
KNM Group Bhd(1)	5,003,150	772,867
Kuala Lumpur Kepong Bhd	284,000	1,983,698
Kulim (Malaysia) Bhd	860,000	997,544
Lafarge Malayan Cement Bhd	720,350	2,154,111
Malayan Banking Bhd	1,647,587	4,708,680
Malaysia Airports Holdings Bhd	170,800	303,009
Malaysia Marine and Heavy Engineering Holdings Bhd	557,500	756,423
Malaysian Resources Corp. Bhd	1,423,500	636,422
Maxis Bhd	1,504,900	3,085,683
Media Prima Bhd	575,000	412,688
MISC Bhd(1)	482,400	690,780

14	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
MMC Corp. Bhd	868,200	$681,121
Mudajaya Group Bhd	510,600	420,743
Multi-Purpose Holdings Bhd	940,340	995,923
Parkson Holdings Bhd	766,578	1,192,448
Petronas Chemicals Group Bhd	3,324,500	6,367,200
Petronas Dagangan Bhd	473,800	3,475,868
Petronas Gas Bhd	268,900	1,607,183
PPB Group Bhd	404,100	1,619,813
Public Bank Bhd	703,120	3,512,012
Resorts World Bhd	1,885,300	2,227,301
RHB Capital Bhd	582,500	1,450,768
Sapurakencana Petroleum Bhd(1)	4,097,368	3,852,055
Sime Darby Bhd	3,371,939	10,096,730
Supermax Corp. Bhd	650,400	401,992
TA Enterprise Bhd	1,323,000	214,857
Tan Chong Motor Holdings Bhd	265,900	430,269
Telekom Malaysia Bhd	1,026,900	1,834,578
Tenaga Nasional Bhd	1,464,925	3,303,288
Top Glove Corp. Bhd	525,500	884,822
UEM Land Holdings Bhd(1)	1,095,050	775,550
UMW Holdings Bhd	448,400	1,752,301
Unisem (M) Bhd	1,289,100	427,836
Wah Seong Corp. Bhd	435,726	231,434
WCT Bhd	777,400	552,840
YTL Corp. Bhd	2,863,465	1,519,813
YTL Power International Bhd	1,793,521	877,512

		$109,237,106

Mauritius — 0.4%
CIM Financial Services, Ltd.(1)	1,698,300	$298,388
LUX Island Resorts, Ltd.(1)	842,920	457,093
Mauritius Commercial Bank	1,228,500	7,221,507
New Mauritius Hotels, Ltd.(1)	1,392,850	3,251,113
Rogers & Co., Ltd.	62,900	347,228
State Bank of Mauritius, Ltd.	937,000	2,832,392
Sun Resorts, Ltd.	376,999	349,138
Terra Mauricia, Ltd.	245,600	313,854
United Basalt Products, Ltd.	99,200	316,134
United Docks, Ltd.(1)	27,400	59,377

		$15,446,224

Mexico — 6.5%
Alfa SAB de CV, Series A	5,905,000	$14,239,323
America Movil SAB de CV ADR, Series L	494,300	12,436,588
America Movil SAB de CV, Series L	27,123,050	34,216,863

Security	Shares	Value

Mexico (continued)
Bolsa Mexicana de Valores SAB de CV	1,355,700	$3,428,008
Cemex SAB de CV ADR(1)	345,472	3,748,371
Cemex SAB de CV, Series CPO(1)	9,713,291	10,580,677
Coca-Cola Femsa SA de CV, Series L	149,300	2,362,690
Compartamos SAB de CV	2,467,000	3,832,071
Controladora Comercial Mexicana SA de CV	326,800	1,190,808
Corporacion GEO SAB de CV, Series B(1)	391,700	459,026
Desarrolladora Homex SAB de CV(1)	249,950	609,020
Embotelladoras Arca SAB de CV	328,414	2,504,445
Empresas ICA SAB de CV(1)	1,678,500	5,031,038
Fomento Economico Mexicano SA de CV ADR	15,600	1,683,084
Fomento Economico Mexicano SAB de CV, Series UBD	1,319,000	14,253,740
Genomma Lab Internacional SA de CV(1)	539,800	1,232,897
Grupo Aeroportuario del Pacifico SAB de CV, Class B	372,500	2,323,254
Grupo Aeroportuario del Sureste SAB de CV, Class B	134,200	1,603,062
Grupo Bimbo SA de CV, Series A	1,676,000	4,330,187
Grupo Carso SA de CV, Series A1	895,800	4,354,084
Grupo Elektra SA de CV	51,200	2,381,892
Grupo Financiero Banorte SAB de CV, Class O	3,055,800	21,031,968
Grupo Financiero Inbursa SAB de CV, Class O	4,773,900	13,385,363
Grupo Mexico SAB de CV, Series B	3,881,679	14,440,361
Grupo Modelo SA de CV, Series C	545,600	4,655,876
Grupo Simec SA de CV, Series B(1)	92,000	458,025
Grupo Televisa SA ADR	42,900	1,201,629
Grupo Televisa SAB, Series CPO	1,487,900	8,349,588
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,935,360
Industrias CH SAB de CV, Series B(1)	100,700	833,187
Industrias Penoles SA de CV	137,300	6,731,529
Inmuebles Carso SAB de CV(1)	714,800	618,407
Kimberly-Clark de Mexico SAB de CV, Class A	1,252,000	3,528,161
Mexichem SAB de CV	842,916	4,766,620
Minera Frisco SAB de CV(1)	714,800	3,072,359
Organizacion Soriana SAB de CV, Class B	120,000	464,914
Promotora y Operadora de Infraestructura SAB de CV(1)	77,700	554,948
TV Azteca SAB de CV, Series CPO	625,000	441,422
Urbi Desarrollos Urbanos SAB de CV(1)	904,500	525,715
Wal-Mart de Mexico SAB de CV, Series V	4,085,000	13,217,632

		$227,014,192

Morocco — 1.2%
Alliances Developpement Immobilier SA	33,300	$2,103,497
Attijariwafa Bank	201,700	7,612,290
Banque Centrale Populaire	134,460	3,045,257
Banque Marocaine du Commerce Exterieur (BMCE)	186,017	3,375,641

15	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Morocco (continued)
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	$279,883
Ciments du Maroc	7,030	586,808
Compagnie Generale Immobiliere	11,200	909,872
Cosumar Compagnie Sucriere Marocaine et de Raffinage	2,930	548,212
Credit Immobilier et Hotelier	6,440	150,650
Delta Holding SA	105,800	393,354
Douja Promotion Groupe Addoha SA	453,134	3,345,606
Holcim Maroc SA	6,574	1,267,234
Label Vie(1)	2,100	320,254
Lafarge Ciments	17,410	2,578,193
Managem	15,462	2,823,264
Maroc Telecom	830,524	10,616,939
Samir(1)	15,717	551,858
SONASID (Societe Nationale de Siderurgie)(1)	4,267	361,179
Wafa Assurance	3,090	1,174,845

		$42,044,836

Nigeria — 1.0%
Access Bank PLC	19,423,730	$1,374,651
Ashaka Cement PLC	2,154,293	283,265
Dangote Cement PLC	2,333,650	2,010,660
Dangote Flour Mills PLC	2,810,000	169,543
Dangote Sugar Refinery PLC	5,767,032	261,968
Diamond Bank PLC(1)	16,654,000	724,603
Ecobank Transnational, Inc.	9,578,418	791,893
Fidelity Bank PLC	22,430,824	453,450
First Bank of Nigeria PLC	32,229,046	3,721,554
First City Monument Bank PLC(1)	22,646,859	709,450
Flour Mills of Nigeria PLC	660,000	322,501
Guaranty Trust Bank PLC	30,623,074	4,787,839
Guiness Nigeria PLC	924,075	1,718,869
Lafarge Cement WAPCO Nigeria PLC	2,336,900	975,230
Nestle Nigeria PLC	433,960	2,268,231
Nigerian Breweries PLC	4,353,805	4,398,064
Oando PLC(1)	5,236,498	437,266
PZ Cussons Nigeria PLC	1,481,250	330,251
Skye Bank PLC	16,027,300	584,748
UAC of Nigeria PLC	5,505,741	1,599,317
Unilever Nigeria PLC	2,757,800	752,701
United Bank for Africa PLC(1)	38,584,810	1,672,075
Zenith Bank PLC	33,601,962	4,389,229

		$34,737,358

Security	Shares	Value

Oman — 0.8%
Bank Dhofar SAOG	1,393,756	$1,339,555
Bank Muscat SAOG	4,050,336	6,439,982
Bank Sohar	5,208,479	2,368,438
Dhofar International Development & Investment Holding Co.	275,832	288,262
Galfar Engineering & Contracting SAOG	742,096	710,134
National Bank of Oman, Ltd.	888,655	676,430
Oman Cables Industry SAOG	93,600	326,289
Oman Cement Co. SAOG	741,260	1,233,118
Oman Flour Mills Co., Ltd. SAOG	561,100	742,313
Oman International Bank SAOG	1,709,435	781,483
Oman National Investment Corp. Holdings	272,868	215,369
Oman Telecommunications Co.	1,159,271	4,304,635
Omani Qatari Telecommunications Co. SAOG	1,418,700	1,752,448
Ominvest	1,130,793	1,090,546
Raysut Cement Co. SAOG	634,209	2,372,242
Renaissance Holdings Co.(1)	1,784,923	2,303,334
Shell Oman Marketing Co.	34,398	211,850

		$27,156,428

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	644,155	$456,352
Azgard Nine, Ltd.(1)	1,954,200	149,349
Bank Alfalah, Ltd.	4,021,538	761,629
D.G. Khan Cement Co., Ltd.	1,053,232	594,266
Engro Corp., Ltd.	1,080,287	1,038,501
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	463,211
Fauji Fertilizer Co., Ltd.	1,905,410	2,312,204
Habib Bank, Ltd.	462,825	561,973
Hub Power Co., Ltd.	6,492,300	3,224,550
Jahangir Siddiqui & Co., Ltd.(1)	2,323,700	387,322
Kot Addu Power Co., Ltd.	523,900	288,880
Lucky Cement, Ltd.	878,300	1,412,791
Millat Tractors, Ltd.	134,000	855,199
Muslim Commercial Bank, Ltd.	1,601,745	3,493,541
National Bank of Pakistan	2,107,861	1,122,157
Nishat Mills, Ltd.	1,798,810	1,181,661
Oil & Gas Development Co., Ltd.	1,843,391	3,640,446
Pakistan Oil Fields, Ltd.	376,700	1,740,925
Pakistan Petroleum, Ltd.	1,130,098	2,074,228
Pakistan State Oil Co., Ltd.	367,440	863,687
Pakistan Telecommunication Co., Ltd.(1)	4,810,200	913,180
United Bank, Ltd.	1,393,745	1,297,682

		$28,833,734

16	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Peru — 1.6%
Alicorp SA	2,018,900	$6,881,992
Banco Continental SA	319,822	878,598
Casa Grande SAA	99,420	527,009
Cia de Minas Buenaventura SA ADR	255,680	7,565,571
Cia Minera Milpo SA	567,882	584,471
Credicorp, Ltd.	5,890	918,133
Credicorp, Ltd. ADR	69,694	10,923,141
Edegel SA	1,592,100	1,663,250
Edelnor SA	108,248	205,229
Energia del Sur SA	44,784	393,344
Ferreyros SA	2,301,239	2,199,288
Grana y Montero SA	1,202,512	5,048,271
Intergroup Financial Services Corp.	39,300	1,513,050
Luz del Sur SAA	211,550	721,947
Minsur SA	1,239,459	1,112,612
Sociedad Minera Cerro Verde SAA(1)	35,821	1,361,198
Southern Copper Corp.	237,927	9,371,944
Volcan Cia Minera SA, Class B	2,908,395	2,993,357

		$54,862,405

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,935,179
Aboitiz Power Corp.	1,176,200	1,102,030
Alliance Global Group, Inc.	4,540,000	2,110,827
Ayala Corp.	192,195	2,687,040
Ayala Land, Inc.	3,951,800	2,816,921
Ayala Land, Inc., PFC Shares(2)	3,951,800	9,713
Bank of the Philippine Islands	1,032,451	2,541,827
BDO Unibank, Inc.(1)	1,274,481	2,409,811
DMCI Holdings, Inc.	1,733,600	2,343,365
Energy Development Corp.	6,100,000	1,073,043
Filinvest Land, Inc.	14,494,000	619,413
First Gen Corp.(1)	1,768,322	1,149,496
First Philippine Holdings Corp.	228,500	576,896
Globe Telecom, Inc.	18,040	477,008
Holcim Philippines, Inc.	1,492,000	494,728
International Container Terminal Services, Inc.	530,100	991,580
JG Summit Holding, Inc.	4,019,900	3,946,986
Jollibee Foods Corp.	573,300	1,546,541
Lopez Holdings Corp.	4,600,000	826,420
Manila Electric Co.	271,300	1,937,364
Manila Water Co.	254,600	224,642
Megaworld Corp.	12,596,000	1,043,023
Metropolitan Bank & Trust Co.	642,455	1,664,886
Philex Mining Corp.	5,579,225	2,406,740
Philex Petroleum Corp.(1)	283,500	233,430

Security	Shares	Value

Philippines (continued)
Philippine Long Distance Telephone Co.	47,220	$3,251,872
Robinsons Land Corp.	2,417,100	1,272,678
San Miguel Corp.	716,000	1,977,645
Semirara Mining Corp.	163,100	986,549
SM Investments Corp.	187,238	4,378,603
SM Prime Holdings, Inc.	5,515,999	2,376,833
Universal Robina Corp.	918,300	1,975,039
Vista Land & Lifescapes, Inc.	3,675,000	468,024

		$56,856,152

Poland — 3.2%
Agora SA	134,330	$388,917
AmRest Holdings SE(1)	7,766	219,375
Asseco Poland SA	292,626	4,259,161
Bank Handlowy w Warszawie SA	41,870	1,297,009
Bank Millennium SA(1)	547,785	809,660
Bank Pekao SA	135,238	6,651,693
Bioton SA(1)	42,530,200	963,093
Boryszew SA(1)	4,431,900	801,949
BRE Bank SA(1)	18,304	1,916,083
Budimex SA	25,400	550,552
Cinema City International NV(1)	71,200	587,885
Cyfrowy Polsat SA(1)	978,528	5,303,632
Enea SA	169,600	838,366
Eurocash SA	447,500	7,290,814
Getin Holding SA(1)	378,250	332,754
Getin Noble Bank SA(1)	1,520,086	960,105
Globe Trade Centre SA(1)	367,890	1,024,555
Grupa Kety SA	9,600	444,222
Grupa Lotos SA(1)	124,953	1,618,576
ING Bank Slaski SA(1)	26,850	768,852
Jastrzebska Spolka Weglowa SA	15,100	460,478
Kernel Holding SA(1)	97,900	2,199,947
KGHM Polska Miedz SA	174,080	10,652,187
KOPEX SA(1)	82,600	427,925
LPP SA	1,511	2,369,260
Lubelski Wegiel Bogdanka SA	45,700	2,020,794
Netia SA(1)	853,654	1,271,060
NG2 SA	19,400	450,925
Orbis SA	30,000	369,917
Polimex-Mostostal SA(1)	3,081,072	556,410
Polish Oil & Gas(1)	2,349,400	4,182,618
Polska Grupa Energetyczna SA	1,640,700	9,048,734
Polski Koncern Naftowy Orlen SA(1)	395,500	6,261,368
Powszechna Kasa Oszczednosci Bank Polski SA	898,710	10,047,502
Powszechny Zaklad Ubezpieczen SA	71,400	9,410,548

17	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)
Synthos SA	192,100	$326,046
Tauron Polska Energia SA	2,592,800	3,964,080
Telekomunikacja Polska SA	1,737,250	6,745,689
TVN SA	832,820	2,615,369
Zaklady Azotowe w Tarnowie-Moscicach SA(1)	21,250	388,745

		$110,796,855

Qatar — 1.5%
Aamal Co. QSC(1)	153,573	$638,285
Barwa Bank(1)(2)	82,170	145,119
Barwa Real Estate Co.	152,593	1,164,680
Commercial Bank of Qatar	111,767	2,399,666
Doha Bank, Ltd.	80,796	1,252,400
Gulf International Services QSC	206,325	1,817,968
Industries Qatar	265,745	12,357,323
Masraf Al Rayan	626,150	4,435,519
Qatar Electricity & Water Co.	70,280	2,748,185
Qatar Fuel	16,532	1,287,419
Qatar Gas Transport Co., Ltd. (NAKILAT)	609,640	2,660,308
Qatar Insurance Co.	22,362	427,499
Qatar International Islamic Bank	45,943	698,801
Qatar Islamic Bank	97,487	1,977,497
Qatar National Bank	291,574	10,434,727
Qatar National Cement Co.	11,550	328,642
Qatar National Navigation	80,321	1,437,318
Qatar Telecom QSC	156,296	4,811,456
United Development Co.(1)	112,224	533,213
Vodafone Qatar(1)	1,007,110	2,368,516

		$53,924,541

Romania — 0.6%
Banca Transilvania(1)	9,759,951	$4,206,172
Biofarm Bucuresti	8,351,488	542,675
BRD-Group Societe Generale	3,332,560	9,078,711
OMV Petrom SA	45,153,300	6,138,437
Transelectrica SA	134,000	556,859
TRANSGAZ SA Medias	2,700	176,627

		$20,699,481

Russia — 6.4%
Aeroflot-Russian Airlines	229,000	$408,422
CTC Media, Inc.	338,867	3,625,877
Evraz PLC	301,405	1,380,038
Federal Grid Co. Unified Energy System JSC(1)	514,081,382	3,709,097
Federal Hydrogenerating Co. JSC	119,016,412	2,997,071

Security	Shares	Value

Russia (continued)
Federal Hydrogenerating Co. JSC ADR	348,000	$850,618
Globaltrans Investment PLC GDR(3)	29,700	459,062
IDGC Holding JSC(1)	32,990,200	2,409,769
LSR Group GDR(3)	186,400	932,979
LUKOIL OAO ADR	301,377	20,321,689
Magnit OJSC	14,900	2,791,327
Magnit OJSC GDR	199,200	8,842,457
Magnitogorsk Iron & Steel Works GDR(3)	105,708	478,240
Mail.ru Group, Ltd. GDR(3)	80,300	2,676,750
Mechel ADR	378,000	2,551,500
MMC Norilsk Nickel	2,386	475,401
MMC Norilsk Nickel GDR	388,124	7,731,929
Mobile TeleSystems OJSC	1,533,328	13,024,680
Mosenergo	8,811,603	455,110
NovaTek OAO GDR(3)	81,616	9,551,241
Novolipetsk Steel GDR(3)	57,736	1,225,276
OAO Gazprom	73,400	347,141
OAO Gazprom ADR	3,257,954	30,686,810
OAO Inter Rao Ues(1)	2,738,091,300	2,245,235
OAO TMK GDR(3)	64,757	985,976
PIK Group GDR(1)(3)	166,400	360,560
Polymetal International PLC	24,900	422,379
Rosneft Oil Co. GDR(3)	867,350	7,617,861
Rostelecom	1,040,200	4,173,513
Rostelecom ADR	30,400	743,280
Sberbank of Russia	7,545,888	27,522,276
Sberbank of Russia ADR	724,400	10,687,346
Severstal OAO GDR(3)	119,745	1,493,655
Sistema JSFC	2,724,700	2,401,619
Sistema JSFC GDR(3)	41,430	909,364
SOLLERS(1)	24,262	636,923
Surgutneftegas OJSC ADR	529,603	5,490,253
Surgutneftegas OJSC, PFC Shares	4,716,400	3,586,020
Tatneft ADR	130,166	5,995,395
TGC-2(1)	13,779,634	1,102
Transneft, PFC Shares	847	1,991,376
United Co. RUSAL PLC(1)	744,000	448,988
Uralkali OJSC GDR(3)	146,325	5,567,704
VimpelCom, Ltd. ADR	528,684	6,349,495
VTB Bank OJSC GDR(3)	1,736,170	6,337,501
X5 Retail Group NV GDR(1)(3)	315,294	5,357,720
Yandex NV, Class A(1)	155,500	3,764,655

		$223,022,680

18	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Slovenia — 0.4%
Gorenje DD	37,265	$205,330
KRKA DD	95,005	6,917,799
Luka Koper(1)	35,250	397,832
Mercator Poslovni Sistem	8,415	1,463,587
Nova Kreditna Banka Maribor(1)	123,892	198,812
Petrol	4,694	1,420,283
Reinsurance Co. Sava, Ltd.(1)	19,485	206,818
Sava DD(1)	4,180	21,567
Telekom Slovenije DD	17,842	2,065,082
Zavarovalnica Triglav DD	81,339	1,779,360

		$14,676,470

South Africa — 6.1%
ABSA Group, Ltd.	200,350	$3,835,149
Adcock Ingram Holdings, Ltd.	93,500	599,913
AECI, Ltd.	31,830	302,994
African Bank Investments, Ltd.	558,614	1,925,801
African Rainbow Minerals, Ltd.	54,400	1,224,982
Allied Electronics Corp., Ltd., PFC Shares	186,200	457,580
Anglo Platinum, Ltd.	33,280	1,631,680
AngloGold Ashanti, Ltd.	211,971	5,925,193
Aquarius Platinum, Ltd.(1)	173,100	173,070
Arcelormittal South Africa, Ltd.(1)	50,577	198,375
Aspen Pharmacare Holdings, Ltd.(1)	194,231	3,576,541
Aveng, Ltd.	536,790	1,876,379
AVI, Ltd.	206,400	1,260,563
Barloworld, Ltd.	417,620	3,908,162
Bidvest Group, Ltd.	423,296	10,105,068
Capital Property Fund	839,464	986,150
Capitec Bank Holdings, Ltd.	11,100	237,807
Clicks Group, Ltd.	147,300	987,248
DataTec, Ltd.	140,700	734,296
Discovery Holdings, Ltd.	250,145	1,850,025
FirstRand, Ltd.	1,624,950	5,858,602
Foschini, Ltd.	129,700	1,697,778
Gold Fields, Ltd.	412,077	4,775,654
Grindrod, Ltd.	340,300	630,468
Group Five, Ltd.	81,460	284,821
Growthpoint Properties, Ltd.	605,700	1,708,161
Harmony Gold Mining Co., Ltd.	211,510	1,363,034
Hyprop Investments, Ltd.	67,500	540,294
Illovo Sugar, Ltd.	87,400	297,453
Impala Platinum Holdings, Ltd.	307,098	5,566,175
Imperial Holdings, Ltd.	125,080	2,723,300
Investec, Ltd.	111,500	805,670
JD Group, Ltd.	58,290	267,494

Security	Shares	Value

South Africa (continued)
JSE, Ltd.	42,700	$326,381
Kumba Iron Ore, Ltd.	42,860	2,886,241
Kumba Resources, Ltd.	99,110	1,946,351
Lewis Group, Ltd.	32,500	242,934
Liberty Holdings, Ltd.	99,900	1,285,903
Life Healthcare Group Holdings, Ltd.	563,800	1,980,829
Massmart Holdings, Ltd.	55,550	1,134,066
Mediclinic International, Ltd.	192,820	1,219,934
MMI Holdings, Ltd.	654,096	1,691,400
Mondi, Ltd.	91,130	1,083,729
Mr. Price Group, Ltd.	118,100	1,630,176
MTN Group, Ltd.	2,034,340	39,803,165
Murray & Roberts Holdings, Ltd.(1)	515,450	1,474,415
Nampak, Ltd.	271,938	954,800
Naspers, Ltd., Class N	216,842	13,995,292
Nedbank Group, Ltd.	129,330	2,806,467
Netcare, Ltd.	582,550	1,276,485
Northam Platinum, Ltd.	106,038	434,424
Pick’n Pay Stores, Ltd.	180,470	916,619
PPC, Ltd.	292,427	1,070,744
Redefine Properties, Ltd.	1,527,800	1,635,717
Remgro, Ltd.	253,900	4,626,411
Reunert, Ltd.	249,860	2,083,887
RMB Holdings, Ltd.	374,000	1,793,746
RMI Holdings	483,800	1,237,711
Sanlam, Ltd.	1,102,890	5,596,500
Sappi, Ltd.(1)	283,736	993,106
Sasol, Ltd.	288,150	12,443,677
Shoprite Holdings, Ltd.	212,000	3,989,373
Spar Group, Ltd.	79,600	1,047,251
Standard Bank Group, Ltd.	703,121	9,147,987
Steinhoff International Holdings, Ltd.(1)	913,240	2,771,416
Sun International, Ltd.	30,482	349,294
Telkom South Africa, Ltd.(1)	253,050	470,668
Tiger Brands, Ltd.	90,800	2,986,719
Tongaat-Hulett	36,600	570,193
Truworths International, Ltd.	255,700	2,905,782
Vodacom Group (Pty), Ltd.	489,400	6,807,111
Wilson Bayly Holmes-Ovcon, Ltd.	68,900	1,194,836
Woolworths Holdings, Ltd.	371,409	2,639,094

		$211,766,714

South Korea — 6.2%
AMOREPACIFIC Corp.	988	$993,254
Asiana Airlines, Inc.(1)	92,200	510,737
BS Financial Group, Inc.	116,970	1,546,421

19	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Celltrion, Inc.	49,630	$1,169,423
Cheil Industries, Inc.	23,400	1,875,860
Cheil Worldwide, Inc.	51,100	1,051,623
CJ CheilJedang Corp.	2,996	1,020,727
CJ Corp.	6,100	698,922
CJ O Shopping Co., Ltd.	3,130	850,520
Daelim Industrial Co., Ltd.	8,650	736,028
Daewoo Engineering & Construction Co., Ltd.(1)	37,741	313,784
Daewoo Industrial Development Co., Ltd.(1)	3,657	27,588
Daewoo International Corp.	11,575	395,461
Daewoo Securities Co., Ltd.	125,693	1,379,272
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,580	864,600
Daum Communications Corp.	3,100	290,704
DGB Financial Group Co., Ltd.	48,450	649,347
Dong-A Pharmaceutical Co., Ltd.	3,386	366,971
Dongbu Insurance Co., Ltd.	31,240	1,340,337
Dongkuk Steel Mill Co., Ltd.	27,430	328,786
Doosan Corp.	3,160	372,880
Doosan Heavy Industries & Construction Co., Ltd.	14,200	607,296
Doosan Infracore Co., Ltd.(1)	34,600	511,888
E-Mart Co., Ltd.	6,428	1,427,711
GS Engineering & Construction Corp.	15,070	770,737
GS Holdings Corp.	30,800	2,008,916
Hana Financial Group, Inc.	112,730	4,036,645
Hanjin Shipping Co., Ltd.(1)	60,891	654,417
Hankook Tire Co., Ltd.(1)	26,323	1,082,557
Hanmi Pharmaceutical Co., Ltd.(1)	6,697	848,504
Hansol Paper Co., Ltd.	60,500	572,345
Hanwha Chemical Corp.	53,890	953,120
Hanwha Corp.	27,690	850,092
Hite-Jinro Co., Ltd.	20,121	591,028
Honam Petrochemical Corp.	8,970	2,081,522
Hynix Semiconductor, Inc.(1)	127,090	2,844,413
Hyosung Corp.	13,380	784,221
Hyundai Department Store Co., Ltd.	6,215	922,549
Hyundai Development Co.	16,000	343,070
Hyundai Engineering & Construction Co., Ltd.	16,470	1,037,553
Hyundai Glovis Co., Ltd.	10,670	1,987,412
Hyundai Heavy Industries Co., Ltd.	10,970	2,166,076
Hyundai Hysco Co., Ltd.	13,300	460,326
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,190,450
Hyundai Merchant Marine Co., Ltd.(1)	32,500	610,347
Hyundai Mipo Dockyard Co., Ltd.	3,775	405,865
Hyundai Mobis	16,900	4,425,762
Hyundai Motor Co.	45,100	8,492,844
Hyundai Securities Co., Ltd.	43,870	357,310

Security	Shares	Value

South Korea (continued)
Hyundai Steel Co.	26,130	$1,990,179
Hyundai Wia Corp.	8,900	1,201,208
Industrial Bank of Korea	96,580	1,091,267
Kangwon Land, Inc.	50,840	1,458,421
KB Financial Group, Inc.	169,211	6,023,728
KCC Corp.	1,445	386,107
Kia Motors Corp.	72,820	3,458,891
Korea Electric Power Corp.(1)	161,820	4,802,865
Korea Exchange Bank(1)	101,360	705,518
Korea Express Co., Ltd.(1)	4,349	479,321
Korea Gas Corp.	25,180	1,542,283
Korea Investment Holdings Co., Ltd.	16,690	648,273
Korea Zinc Co., Ltd.	6,440	2,270,779
Korean Air Lines Co., Ltd.(1)	23,502	981,295
Korean Reinsurance Co.	77,034	809,296
KT Corp.	53,753	1,809,156
KT Corp. ADR	16,800	284,592
KT&G Corp.	35,315	2,462,584
Kumho Petro Chemical Co., Ltd.	10,100	1,104,791
LG Chem, Ltd.	21,418	5,992,887
LG Corp.	32,010	1,885,723
LG Display Co., Ltd.(1)	58,300	1,565,555
LG Electronics, Inc.	28,420	1,881,734
LG Hausys, Ltd.	2,858	195,040
LG Household & Health Care, Ltd.	2,850	1,587,913
LG International Corp.	9,400	388,375
LG Life Sciences, Ltd.(1)	11,000	594,112
LG Uplus Corp.	154,920	1,158,266
LIG Insurance Co., Ltd.	21,900	513,311
Lotte Shopping Co., Ltd.	3,265	1,117,229
LS Corp.	7,030	590,742
LS Industrial Systems Co., Ltd.	3,800	235,264
Macquarie Korea Infrastructure Fund	31,415	191,846
Mirae Asset Securities Co., Ltd.	9,580	332,218
NCsoft Corp.	5,150	652,572
Neo Holdings Co., Ltd.(1)(2)	3,160	0
NHN Corp.	11,575	2,559,892
Nong Shim Co., Ltd.	2,500	640,006
OCI Co., Ltd.	10,370	1,595,348
ORION Corp.	1,400	1,308,578
POSCO	34,127	11,156,193
S-Oil Corp.	19,785	1,779,790
S1 Corp.	5,750	344,874
Samsung C&T Corp.	35,820	2,086,256
Samsung Card Co., Ltd.	20,460	672,885
Samsung Electro-Mechanics Co., Ltd.	12,790	1,077,553

20	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co., Ltd.	29,500	$39,247,803
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,502,371
Samsung Engineering Co., Ltd.	8,600	1,227,563
Samsung Fine Chemicals Co., Ltd.	13,450	650,954
Samsung Fire & Marine Insurance Co., Ltd.	19,285	3,902,834
Samsung Heavy Industries Co., Ltd.	43,050	1,512,705
Samsung Life Insurance Co., Ltd.	50,000	4,821,828
Samsung SDI Co., Ltd.	9,150	1,197,496
Samsung Securities Co., Ltd.	34,040	1,762,681
Samsung Techwin Co., Ltd.	9,295	491,713
Shinhan Financial Group Co., Ltd.	204,603	7,687,093
Shinsegae Co., Ltd.	3,375	681,922
SK Broadband Co., Ltd.(1)	83,346	374,642
SK C&C Co., Ltd.	7,100	674,465
SK Chemicals Co., Ltd.	11,460	629,639
SK Holdings Co., Ltd.	8,115	1,282,468
SK Innovation Co., Ltd.	25,079	3,952,158
SK Networks Co., Ltd.	64,010	473,116
SK Telecom Co., Ltd.	20,868	3,208,947
SK Telecom Co., Ltd. ADR	9,450	160,178
STX Pan Ocean Co., Ltd.	54,780	285,618
TONGYANG Securities, Inc.	78,565	292,090
Woongjin Coway Co., Ltd.(1)	22,950	995,825
Woori Finance Holdings Co., Ltd.	154,060	1,811,391
Woori Investment & Securities Co., Ltd.	78,408	889,132
Yuhan Corp.	3,168	533,772
Zyle Motor Sales Corp.(1)	5,113	27,588

		$215,700,929

Taiwan — 6.3%
Acer, Inc.(1)	1,396,990	$1,235,672
Advanced Semiconductor Engineering, Inc.	1,880,135	1,517,536
Ambassador Hotel	298,000	307,261
AmTRAN Technology Co., Ltd.	358,067	257,051
Asia Cement Corp.	1,318,874	1,678,825
Asia Optical Co., Inc.(1)	658,907	678,930
Asustek Computer, Inc.	244,325	2,800,097
AU Optronics Corp.(1)	3,617,837	1,471,672
Capital Securities Corp.	711,928	277,650
Catcher Technology Co., Ltd.	291,647	1,305,069
Cathay Financial Holding Co., Ltd.	3,872,840	4,317,849
Chailease Holding Co., Ltd.	447,000	1,197,699
Chang Hwa Commercial Bank	2,089,431	1,154,302
Cheng Shin Rubber Industry Co., Ltd.	1,404,063	3,669,122
Chicony Electronics Co., Ltd.	330,939	917,013
Chimei Innolux Corp.(1)	2,685,281	1,398,276

Security	Shares	Value

Taiwan (continued)
China Airlines, Ltd.(1)	2,079,887	$913,238
China Development Financial Holding Corp.(1)	6,848,050	1,893,965
China Life Insurance Co., Ltd.(1)	1,499,723	1,484,014
China Motor Corp.	881,315	803,763
China Petrochemical Development Corp.	1,851,659	1,139,691
China Steel Corp.	6,060,901	5,717,000
Chinatrust Financial Holding Co., Ltd.	5,109,089	2,928,030
Chipbond Technology Corp.	259,000	532,900
Chong Hong Construction Co., Ltd.	167,800	557,688
Chunghwa Telecom Co., Ltd.	2,223,746	7,086,420
Chunghwa Telecom Co., Ltd. ADR	57,616	1,841,984
Clevo Co.	184,155	256,237
Compal Electronics, Inc.	1,626,345	1,182,775
Coretronic Corp.	649,505	503,371
Delta Electronics, Inc.	604,105	2,188,682
Dynapack International Technology Corp.	111,374	424,866
E Ink Holdings, Inc.	584,000	430,547
E.Sun Financial Holding Co., Ltd.	2,069,701	1,185,532
Elan Microelectronics Corp.	345,300	640,735
Epistar Corp.	360,472	685,647
EVA Airways Corp.(1)	1,442,118	924,104
Evergreen International Storage & Transport Corp.	868,000	573,883
Evergreen Marine Corp.(1)	1,108,252	696,999
Everlight Electronics Co., Ltd.	281,291	394,767
Far Eastern Department Stores, Ltd.	1,736,925	1,723,502
Far Eastern New Century Corp.	1,354,241	1,570,087
Far EasTone Telecommunications Co., Ltd.	1,299,074	3,305,197
Faraday Technology Corp.	406,880	510,351
Feng Hsin Iron & Steel Co., Ltd.	183,260	329,177
First Financial Holding Co., Ltd.	3,306,341	2,016,275
Formosa Chemicals & Fibre Corp.	1,835,980	4,989,769
Formosa International Hotels Corp.	102,330	1,252,077
Formosa Petrochemical Corp.	865,320	2,496,008
Formosa Plastics Corp.	2,365,670	6,427,789
Formosa Taffeta Co., Ltd.	842,000	812,811
Formosan Rubber Group, Inc.	433,000	312,727
Foxconn International Holdings, Ltd.(1)	1,391,000	571,158
Foxconn Technology Co., Ltd.	375,961	1,100,305
Fubon Financial Holding Co., Ltd.	2,966,596	3,791,620
Giant Manufacturing Co., Ltd.	207,208	1,101,891
Gintech Energy Corp.(1)	429,649	420,993
Goldsun Development & Construction Co., Ltd.	1,672,928	649,382
Great Wall Enterprise Co., Ltd.	716,068	654,864
Highwealth Construction Corp.	305,164	634,307
Hon Hai Precision Industry Co., Ltd.	3,177,810	9,098,115
Hotai Motor Co., Ltd.	244,000	1,947,424

21	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
HTC Corp.	236,798	$2,335,347
Hua Nan Financial Holdings Co., Ltd.	2,732,168	1,577,942
Inventec Co., Ltd.	635,966	254,577
Kinsus Interconnect Technology Corp.	182,000	571,508
Largan Precision Co., Ltd.	43,795	1,146,003
Lite-On Technology Corp.	801,034	1,154,564
Macronix International Co., Ltd.	1,202,873	345,986
MediaTek, Inc.	420,462	4,605,274
Mega Financial Holding Co., Ltd.	4,706,352	3,854,500
Merida Industry Co., Ltd.	278,150	1,271,143
Motech Industries, Inc.(1)	629,451	707,052
Nan Kang Rubber Tire Co., Ltd.	851,253	998,162
Nan Ya Plastics Corp.	3,056,608	6,218,350
Neo Solar Power Corp.(1)	588,631	449,386
Novatek Microelectronics Corp., Ltd.	215,942	859,187
Pegatron Corp.(1)	718,028	951,856
Phison Electronics Corp.	60,363	408,028
Pou Chen Corp.	2,392,819	2,391,083
Powertech Technology, Inc.	273,865	412,433
President Chain Store Corp.	619,664	3,349,087
Quanta Computer, Inc.	1,006,508	2,352,495
Radiant Opto-Electronics Corp.	273,072	1,060,068
Radium Life Tech Co., Ltd.	373,956	356,437
Realtek Semiconductor Corp.	301,983	676,703
RichTek Technology Corp.	101,478	610,621
Ruentex Development Co., Ltd.	588,350	1,296,601
Ruentex Industries, Ltd.	890,005	2,263,658
Sanyang Industrial Co., Ltd.(1)	1,214,866	869,974
Shin Kong Financial Holding Co., Ltd.(1)	4,423,368	1,248,543
Shin Kong Synthetic Fibers Corp.	1,321,483	426,898
Siliconware Precision Industries Co., Ltd.	1,135,243	1,185,886
Simplo Technology Co., Ltd.	128,889	601,232
Sino-American Silicon Products, Inc.	336,233	452,368
SinoPac Financial Holdings Co., Ltd.	4,091,978	1,802,599
Solar Applied Materials Technology Corp.	336,245	416,391
Synnex Technology International Corp.	553,818	1,124,272
Tainan Spinning Co., Ltd.	891,959	428,172
Taishin Financial Holdings Co., Ltd.	4,306,735	1,706,847
Taiwan Business Bank(1)	1,159,658	353,330
Taiwan Cement Corp.	1,929,850	2,611,058
Taiwan Cooperative Financial Holding Co., Ltd.	2,608,237	1,453,827
Taiwan Fertilizer Co., Ltd.	570,000	1,414,659
Taiwan Glass Industry Corp.	542,564	532,002
Taiwan Mobile Co., Ltd.	1,252,784	4,457,550
Taiwan Semiconductor Manufacturing Co., Ltd.	6,940,465	23,783,056
Taiwan Tea Corp.	395,711	217,789

Security	Shares	Value

Taiwan (continued)
Tatung Co., Ltd.(1)	2,377,785	$645,613
Teco Electric & Machinery Co., Ltd.	482,000	400,996
Tong Yang Industry Co., Ltd.	597,667	534,434
TPK Holding Co., Ltd.	95,148	1,639,702
Tripod Technology Corp.	249,535	503,347
TSRC Corp.	475,060	964,575
TTY Biopharm Co., Ltd.	459,852	1,683,980
Tung Ho Steel Enterprise Corp.	532,060	537,496
U-Ming Marine Transport Corp.	186,000	300,623
Uni-President Enterprises Corp.	3,394,880	5,963,625
Unimicron Technology Corp.	637,000	637,135
United Microelectronics Corp.	4,340,090	1,695,403
Walsin Lihwa Corp.(1)	1,921,000	647,992
Wan Hai Lines, Ltd.(1)	518,962	283,038
Waterland Financial Holdings	1,030,470	348,196
Wei Chuan Food Corp.	623,000	866,671
Wintek Corp.(1)	1,356,877	649,870
Wistron Corp.	739,526	856,972
WPG Holdings Co., Ltd.	745,489	1,004,484
Yageo Corp.(1)	788,000	231,754
Yang Ming Marine Transport(1)	1,181,755	571,064
Yieh Phui Enterprise	1,089,553	350,676
Young Fast Optoelectronics Co., Ltd.	147,302	274,651
Yuanta Financial Holding Co., Ltd.	4,714,938	2,556,970
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	434,104
Yulon Motor Co., Ltd.	1,206,809	2,239,917

		$219,274,483

Thailand — 3.4%
Advanced Info Service PCL(5)	1,386,500	$9,774,142
Airports of Thailand PCL(5)	667,400	2,360,433
Asian Property Development PCL(5)	2,877,000	912,426
Bangkok Bank PCL	252,500	1,770,673
Bangkok Bank PCL(5)	162,700	1,199,866
Bangkok Dusit Medical Services PCL(5)	559,400	2,494,011
Bank of Ayudhya PCL(5)	2,289,700	2,552,829
Banpu PCL(5)	113,400	1,476,387
BEC World PCL(5)	1,249,200	3,029,797
Berli Jucker PCL(5)	617,000	1,551,485
Big C Supercenter PCL(5)	268,600	1,936,735
Bumrungrad Hospital PCL(5)	899,500	2,344,786
Central Pattana PCL(5)	689,100	1,969,542
CH. Karnchang PCL(5)	892,200	598,494
Charoen Pokphand Foods PCL(5)	2,700,800	3,214,695
CP ALL PCL(5)	3,604,200	5,650,826
Delta Electronics (Thailand) PCL(5)	1,087,100	1,293,470

22	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Electricity Generating PCL(5)	316,200	$1,621,665
Glow Energy PCL(5)	877,300	2,322,969
Hana Microelectronics PCL(5)	1,397,700	1,097,222
Indorama Ventures PCL(5)	1,761,100	1,550,235
IRPC PCL(5)	9,400,700	1,387,373
Italian-Thai Development PCL(1)(5)	8,325,200	1,674,399
Kasikornbank PCL(5)	918,400	6,115,377
Khon Kaen Sugar Industry PCL	1,832,000	889,755
Krung Thai Bank PCL(5)	3,293,500	2,532,418
L.P.N. Development PCL(5)	1,255,000	913,933
Land & Houses PCL(5)	2,593,500	983,407
Minor International PCL(5)	2,557,797	1,897,159
Pruksa Real Estate PCL(5)	1,150,000	1,157,387
PTT Exploration & Production PCL(5)	1,134,798	6,319,670
PTT Global Chemical PCL(5)	1,048,750	2,813,503
PTT PCL(5)	675,060	7,720,626
Quality House PCL(5)	6,086,925	629,064
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,372,170
Samart Corp. PCL(5)	1,341,500	611,884
Siam Cement PCL(5)	235,100	3,647,963
Siam City Cement PCL(5)	47,690	658,482
Siam Commercial Bank PCL(5)	1,165,300	6,997,514
Siam Makro PCL(5)	35,000	524,083
Sino Thai Engineering & Construction PCL(5)	1,904,900	1,788,689
Thai Airways International PCL(1)(5)	1,332,800	1,032,517
Thai Beverage PCL	7,386,000	3,138,314
Thai Oil PCL(5)	712,500	1,762,070
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	1,244,074
Thai Union Frozen Products PCL(5)	772,002	1,774,747
Thanachart Capital PCL(5)	779,400	1,013,291
Thoresen Thai Agencies PCL(5)	824,160	489,057
TMB Bank PCL(5)	22,274,000	1,688,274
Total Access Communication PCL(5)	1,130,500	3,218,297
TPI Polene PCL(5)	1,115,200	553,330
True Corp. PCL(1)(5)	8,208,197	1,817,594

		$119,089,109

Turkey — 3.2%
Adana Cimento Sanayii TAS	93,019	$210,576
Akbank TAS	1,506,333	7,617,315
Akcansa Cimento AS	56,400	381,661
Akenerji Elektrik Uretim AS(1)	598,472	575,578
Aksa Akrilik Kimya Sanayii AS	185,209	537,244
Albaraka Turk Katilim Bankasi AS(1)	522,467	565,219
Anadolu Efes Biracilik ve Malt Sanayii AS	212,239	3,170,508
Arcelik AS	339,754	2,220,508

Security	Shares	Value

Turkey (continued)
Asya Katilim Bankasi AS(1)	944,900	$1,198,404
Aygaz AS	121,813	686,530
Bagfas Bandirma Gubre Fabrikalari AS	6,300	202,346
BIM Birlesik Magazalar AS	105,560	5,118,242
Cimsa Cimento Sanayi ve Ticaret AS	66,200	386,085
Coca-Cola Icecek AS	65,700	1,597,473
Dogan Sirketler Grubu Holding AS(1)	2,831,509	1,739,531
Dogan Yayin Holding AS(1)	1,086,804	544,451
Eczacibasi Ilac Sanayi ve Ticaret AS	356,500	409,563
Enka Insaat ve Sanayi AS	1,455,436	4,370,381
Eregli Demir ve Celik Fabrikalari TAS	2,511,265	3,570,647
Ford Otomotiv Sanayi AS	94,600	1,075,981
Gubre Fabrikalari TAS(1)	25,300	231,480
Haci Omer Sabanci Holding AS	854,018	4,921,514
Hurriyet Gazetecilik ve Matbaacilik AS(1)	783,538	419,209
Ihlas Holding AS(1)	1,865,600	1,262,432
Is Gayrimenkul Yatirim Ortakligi AS	527,286	479,276
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,170,360	1,052,002
KOC Holding AS	1,602,860	8,363,762
Koza Altin Isletmeleri AS	75,000	1,845,976
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	430,600	1,233,333
Petkim Petrokimya Holding AS	822,861	1,435,893
Petrol Ofisi AS(1)	93,978	300,108
Sekerbank TAS(1)	747,999	804,647
TAV Havalimanlari Holding AS(1)	279,400	1,739,113
Tekfen Holding AS	355,317	1,454,738
Tofas Turk Otomobil Fabrikasi AS	194,200	1,171,695
Trakya Cam Sanayii AS(1)	512,314	754,246
Tupras-Turkiye Petrol Rafinerileri AS	205,670	5,673,233
Turcas Petrolculuk AS	144,459	308,623
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	1,059,122	3,934,456
Turk Sise ve Cam Fabrikalari AS	681,607	1,189,295
Turk Telekomunikasyon AS	926,800	3,886,572
Turkcell Iletisim Hizmetleri AS(1)	1,337,300	8,357,419
Turkiye Garanti Bankasi AS	2,046,100	10,260,679
Turkiye Halk Bankasi AS	325,100	3,210,011
Turkiye Is Bankasi	1,332,807	4,925,019
Turkiye Sinai Kalkinma Bankasi AS	403,331	521,003
Turkiye Vakiflar Bankasi TAO	587,200	1,715,893
Ulker Gida Sanayi ve Ticaret AS	226,859	1,290,798
Yapi ve Kredi Bankasi AS(1)	734,885	2,156,124
Yazicilar Holding AS	49,200	488,160
Zorlu Enerji Elektrik Uretim AS(1)	299,054	236,331

		$111,801,283

23	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Ukraine — 0.2%
Astarta Holding NV(1)	27,007	$526,605
Avangardco Investments Public, Ltd. GDR(1)	17,182	199,295
Ferrexpo PLC	892,810	3,602,272
MHP SA GDR(1)(3)	74,470	1,221,554

		$5,549,726

United Arab Emirates — 1.8%
Aabar Investments (PJSC)(1)(2)	2,497,440	$0
Abu Dhabi Commercial Bank (PJSC)	2,818,800	2,725,140
Abu Dhabi National Hotels	718,461	354,554
Agthia Group (PJSC)	1,252,100	750,630
Air Arabia (PJSC)	13,221,100	3,188,157
Ajman Bank (PJSC)(1)	2,266,800	895,012
Aldar Properties (PJSC)	5,159,444	2,009,683
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.	9,684,018	7,809,751
Aramex (PJSC)	982,500	592,016
Dana Gas(1)	17,357,790	2,314,214
DP World, Ltd.	661,916	8,683,921
Dubai Financial Market(1)	7,800,600	2,720,409
Dubai Investments (PJSC)	1,391,777	357,670
Dubai Islamic Bank (PJSC)	2,229,697	1,359,786
Emaar Properties (PJSC)	8,656,100	11,493,554
Emirates NBD (PJSC)	606,700	627,975
First Gulf Bank (PJSC)	1,496,340	5,217,187
Islamic Arabic Insurance Co.(1)	946,000	179,852
National Bank of Abu Dhabi (PJSC)	2,583,694	7,700,280
Ras Al Khaimah Cement Co.(1)	2,052,000	426,102
Ras Al Khaimah Co.	490,450	174,922
Ras Al Khaimah Properties (PJSC)(1)	2,244,000	269,454
Sorouh Real Estate Co.	848,925	407,415
Union National Bank	2,055,084	2,099,429
Waha Capital (PJSC)	2,364,751	425,185

		$62,782,298

Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC	1,101,940	$1,799,531
Baoviet Holdings	676,500	1,711,258
Development Investment Construction Corp.	220,935	156,598
FPT Corp.	676,666	1,300,879
Gemadept Corp.	312,000	384,035
Hagl JSC(1)	904,532	1,252,914
HCM City Infrastructure Investment JSC	547,500	649,235
Hoa Phat Group JSC	1,239,332	1,480,611
Kim Long Securities Corp.(1)	1,377,700	640,901

Security	Shares		Value

Vietnam (continued)
Kinh Bac City Development Share Holding Corp.(1)		328,860	$156,216
Kinhdo Corp.		606,900	1,325,642
Masan Group Corp.(1)		299,890	1,714,631
PetroVietnam Construction JSC(1)		1,829,625	588,896
PetroVietnam Drilling and Well Services JSC		587,083	1,298,414
PetroVietnam Fertilizer and Chemical JSC		880,500	1,935,486
PetroVietnam Technical Services JSC		1,713,000	1,233,261
Pha Lai Thermal Power JSC(1)		483,390	323,466
Phu Nhuan Jewelry JSC		181,200	272,210
Refrigeration Electrical Engineering Corp.		1,182,100	1,151,117
Saigon Securities, Inc.		882,600	787,447
Song Da Urban & Industrial Zone Investment and Development JSC(1)		153,250	159,048
Tan Tao Investment Industry Co.(1)		1,413,490	576,615
Vietnam Construction and Import-Export JSC(1)		621,655	339,482
Vietnam Dairy Products JSC		519,727	2,522,105
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)		2,478,310	2,735,447
Vincom JSC(1)		1,176,119	3,752,118

			$30,247,563

Total Common Stocks (identified cost $2,981,790,246)			$3,434,769,769

Corporate Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value

India — 0.0%(4)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	1,240	$24,750

Total Corporate Bonds (identified cost $27,437)			$24,750

Equity-Linked Securities(6) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets(7)	6/3/13	9,100	$196,848
Al Abdullatif Industrial Investment Co.(7)	5/4/15	64,200	569,194
Al Rajhi Bank(7)	2/16/15	115,193	2,123,220
Al Tayyar(7)	7/2/15	18,000	394,769
Alinma Bank(7)	2/23/15	156,100	562,951
Almarai Co.(7)	11/24/14	79,999	1,405,202

24	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Arab National Bank(7)	5/11/15	59,500	$429,159
Bank Albilad(7)	4/30/15	38,000	309,041
Banque Saudi Fransi(7)	2/23/15	75,630	616,082
Dar Al Arkan Real Estate Development(7)	8/10/15	185,500	435,276
Etihad Etissalat Co(7)	12/5/14	133,938	2,683,012
Fawaz Abdulaziz Alhokair Co.(7)	2/23/15	20,000	590,619
Jabal Omar Development Co.(7)	5/3/13	84,579	484,316
Jarir Marketing Co.(7)	5/4/15	16,950	701,109
Mobile Telecommunications Co.(7)	5/4/15	227,977	527,345
National Industrialization Co.(7)	5/4/15	211,503	1,604,472
Rabigh Refining and Petrochemicals Co.(7)	10/13/14	92,400	434,248
Riyad Bank(7)	12/15/14	126,700	777,875
Sahara Petrochemical Co.(7)	9/21/15	69,000	256,659
Samba Financial Group(7)	2/10/15	65,008	785,232
Saudi Arabian Amiantit Co.(7)	5/11/15	53,100	205,306
Saudi Arabian Fertilizer Co.(7)	5/11/15	19,533	811,205
Saudi Arabian Mining Co.(7)	5/11/15	54,900	493,326
Saudi Basic Industries Corp(7)	2/23/15	100,096	2,502,200
Saudi British Bank(7)	10/4/13	62,300	523,276
Saudi Cable Co.(7)	8/10/15	59,400	236,786
Saudi Cement Co.(7)	8/10/15	25,900	685,431
Saudi Chemical Co.(7)	5/1/15	25,900	292,129
Saudi Electricity Co.(7)	3/27/15	268,400	973,326
Saudi Industrial Investment Group(7)	3/27/15	95,000	561,089
Saudi International Petrochemical Co.(7)	3/27/15	90,700	459,513
Saudi Kayan Petrochemical Co.(7)	3/27/15	175,200	551,249
Saudi Telecom Co.(7)	5/11/15	78,600	855,097
Savola Group(7)	2/2/15	115,300	1,180,580
Yanbu National Petrochemical Co.(7)	3/9/15	51,400	705,835

Total Equity-Linked Securities (identified cost $26,885,522)			$26,922,977

Investment Funds — 0.1%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,727,399

Total Investment Funds (identified cost $5,027,204)		$2,727,399

Rights(1) — 0.0%(4)

Security	Shares	Value
Corpbanca SA, Exp. 2/14/13	17,958,155	$20,195
Oando PLC, Exp. 2/6/13	10,472,996	6,664
Polimex-Mostostal SA	3,081,072	14,752

Total Rights (identified cost $0)		$41,611

Warrants(1) — 0.0%(4)

Security	Shares	Value
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	135,200	$11,967

Total Warrants (identified cost $14,973)		$11,967

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/13	$33,318	$33,318,384

Total Short-Term Investments (identified cost $33,318,384)		$33,318,384

Total Investments — 99.9% (identified cost $3,047,063,766)		$3,497,816,857

Other Assets, Less Liabilities — 0.1%		$3,454,210

Net Assets — 100.0%		$3,501,271,067

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction

25	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Portfolio of Investments — continued

not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $64,556,410 or 1.8% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $26,922,977 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.3%	$466,144,386
Hong Kong Dollar	8.2	287,330,384
Indian Rupee	6.4	222,557,204
New Taiwan Dollar	6.2	216,861,341
Brazilian Real	6.2	215,809,545
South Korean Won	6.2	215,256,159
South African Rand	6.0	211,593,644
Mexican Peso	5.9	207,944,520
Thai Baht	3.2	112,732,498
New Turkish Lira	3.2	111,801,283
Polish Zloty	3.2	111,338,212
Chilean Peso	3.2	110,684,534
Indonesian Rupiah	3.1	109,693,932
Malaysian Ringgit	3.1	109,249,073
Hungarian Forint	1.6	57,036,212
Philippine Peso	1.6	56,856,152
Kuwaiti Dinar	1.6	55,522,826
United Arab Emirates Dirham	1.6	54,098,377
Czech Koruna	1.5	54,008,620
Qatari Riyal	1.5	53,924,541
Egyptian Pound	1.5	51,288,714
Colombian Peso	1.3	45,864,341
Moroccan Dirham	1.2	42,044,836
Other currency, less than 1% each	9.1	318,175,523

Total Investments	99.9%	$3,497,816,857

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.0%	$945,612,191
Materials	11.2	393,642,889
Telecommunication Services	10.4	362,990,512
Energy	10.2	356,271,571
Industrials	9.9	346,239,275
Consumer Staples	8.9	311,632,441
Consumer Discretionary	7.2	250,842,374
Information Technology	7.0	245,361,525
Utilities	5.0	174,819,727
Health Care	2.1	74,333,819
Other	0.9	33,343,134
Investment Funds	0.1	2,727,399

Total Investments	99.9%	$3,497,816,857

26	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Statement of Assets and Liabilities

Assets	January 31, 2013
Investments, at value (identified cost, $3,047,063,766)	$3,497,816,857
Cash	138,926
Foreign currency, at value (identified cost, $12,050,703)	12,135,838
Dividends and interest receivable	2,761,686
Receivable for investments sold	133,356
Receivable for Fund shares sold	8,704,599
Tax reclaims receivable	25,001
Total assets	$3,521,716,263

Liabilities
Payable for investments purchased	$13,786,069
Payable for Fund shares redeemed	2,410,030
Payable to affiliates:
Investment adviser fee	2,288,126
Administration fee	438,568
Distribution and service fees	174,035
Accrued foreign capital gains taxes	447,901
Accrued expenses	900,467
Total liabilities	$20,445,196
Net Assets	$3,501,271,067

Sources of Net Assets
Paid-in capital	$3,130,085,809
Accumulated net realized loss	(68,556,536)
Accumulated distributions in excess of net investment income	(10,578,102)
Net unrealized appreciation	450,319,896
Total	$3,501,271,067

Class A Shares
Net Assets	$738,776,107
Shares Outstanding	48,410,524
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.19

Class C Shares
Net Assets	$23,347,728
Shares Outstanding	1,542,699
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.13

Class I Shares
Net Assets	$2,739,147,232
Shares Outstanding	178,963,331
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

27	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Statement of Operations

Investment Income	Year Ended January 31, 2013
Dividends (net of foreign taxes, $7,824,949)	$76,412,112
Interest (net of foreign taxes, $515)	2,889
Total investment income	$76,415,001

Expenses
Investment adviser fee	$22,248,471
Administration fee	4,225,342
Distribution and service fees
Class A	1,448,618
Class C	217,244
Trustees’ fees and expenses	68,000
Custodian fee	4,134,740
Transfer and dividend disbursing agent fees	1,478,638
Legal and accounting services	130,213
Printing and postage	144,938
Registration fees	39,348
Stock dividend tax	247,430
Miscellaneous	148,744
Total expenses	$34,531,726
Deduct —
Reduction of custodian fee	$7
Total expense reductions	$7

Net expenses	$34,531,719

Net investment income	$41,883,282

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $11,106)	$(10,215,155)
Foreign currency transactions	(931,300)
Net realized loss	$(11,146,455)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $374,026)	$313,386,842
Foreign currency	(154,492)
Net change in unrealized appreciation (depreciation)	$313,232,350

Net realized and unrealized gain	$302,085,895

Net increase in net assets from operations	$343,969,177

28	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended January 31, 2013	Period Ended January 31, 2012(1)	Year Ended October 31, 2011
From operations —
Net investment income (loss)	$41,883,282	$(1,373,950)	$34,285,564
Net realized loss from investment and foreign currency transactions	(11,146,455)	(1,708,937)	(3,256,413)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	313,232,350	65,137,153	(303,696,048)
Net increase (decrease) in net assets from operations	$343,969,177	$62,054,266	$(272,666,897)
Distributions to shareholders —
From net investment income
Class A	$(8,541,444)	$(4,395,060)	$(3,647,967)
Class C	(112,543)	(7,468)	(101,937)
Class I	(35,860,230)	(21,751,205)	(20,253,048)
Tax return of capital
Class A	(501,753)	—	—
Class C	(6,611)	—	—
Class I	(2,106,548)	—	—
Total distributions to shareholders	$(47,129,129)	$(26,153,733)	$(24,002,952)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$308,459,699	$34,739,668	$356,399,103
Class C	4,847,765	1,118,307	10,795,829
Class I	874,027,705	289,026,107	798,457,889
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,746,689	2,175,717	2,710,545
Class C	89,763	5,598	74,023
Class I	30,549,286	12,905,338	12,174,959
Cost of shares redeemed
Class A	(139,255,686)	(32,023,448)	(87,629,407)
Class C	(6,181,813)	(1,777,341)	(7,563,045)
Class I	(381,683,788)	(187,205,005)	(352,427,789)
Redemption fees	—	—	7,342
Net increase in net assets from Fund share transactions	$699,599,620	$118,964,941	$732,999,449

Net increase in net assets	$996,439,668	$154,865,474	$436,329,600

Net Assets
At beginning of period	$2,504,831,399	$2,349,965,925	$1,913,636,325
At end of period	$3,501,271,067	$2,504,831,399	$2,349,965,925

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(10,578,102)	$(6,958,649)	$20,581,803

(1)	For the three months ended January 31, 2012.

29	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Financial Highlights

	Class A
	Year Ended January 31, 2013	Period Ended January 31, 2012(1)		Year Ended October 31,
				2011	2010	2009		2008
Net asset value — Beginning of period	$13.940	$13.750		$15.540	$12.440	$8.290		$17.500

Income (Loss) From Operations
Net investment income (loss)(2)	$0.173	$(0.014)		$0.201	$0.105	$0.121		$0.190
Net realized and unrealized gain (loss)	1.339	0.328		(1.826)	3.082	4.120		(9.216)

Total income (loss) from operations	$1.512	$0.314		$(1.625)	$3.187	$4.241		$(9.026)

Less Distributions
From net investment income	$(0.181)	$(0.124)		$(0.165)	$(0.089)	$(0.092)		$(0.087)
From net realized gain	—	—		—	—	—		(0.098)
Tax return of capital	(0.011)	—		—	—	—		—

Total distributions	$(0.192)	$(0.124)		$(0.165)	$(0.089)	$(0.092)		$(0.185)

Redemption fees(2)(3)	$—	$—		$0.000 (4)	$0.002	$0.001		$0.001

Net asset value — End of period	$15.260	$13.940		$13.750	$15.540	$12.440		$8.290

Total Return(5)	10.89%	2.38	%(6)	(10.59)%	25.77%	51.81%		(52.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$738,776	$493,567		$481,194	$267,040	$104,727		$74,062
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.42%	1.45	%(8)	1.45%	1.51%	1.57	%(9)	1.50	%(9)
Net investment income (loss)	1.22%	(0.43	)%(8)	1.33%	0.77%	1.26%		1.33%
Portfolio Turnover	3%	0	%(6)(10)	3%	8%	11%		5%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% and 0.20% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(10)	Amount is less than 0.5%.

30	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Financial Highlights — continued

	Class C
	Year Ended January 31, 2013	Period Ended January 31, 2012(1)		Year Ended October 31,
				2011	2010	2009		2008
Net asset value — Beginning of period	$13.820	$13.530		$15.310	$12.280	$8.160		$17.320

Income (Loss) From Operations
Net investment income (loss)(2)	$0.095	$(0.038)		$0.074	$0.020	$0.042		$0.092
Net realized and unrealized gain (loss)	1.294	0.333		(1.792)	3.032	4.087		(9.117)

Total income (loss) from operations	$1.389	$0.295		$(1.718)	$3.052	$4.129		$(9.025)

Less Distributions
From net investment income	$(0.075)	$(0.005)		$(0.062)	$(0.024)	$(0.010)		$(0.038)
From net realized gain	—	—		—	—	—		(0.098)
Tax return of capital	(0.004)	—		—	—	—		—

Total distributions	$(0.079)	$(0.005)		$(0.062)	$(0.024)	$(0.010)		$(0.136)

Redemption fees(2)(3)	$—	$—		$0.000 (4)	$0.002	$0.001		$0.001

Net asset value — End of period	$15.130	$13.820		$13.530	$15.310	$12.280		$8.160

Total Return(5)	10.07%	2.18	%(6)	(11.27)%	24.91%	50.69%		(52.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,348	$22,646		$22,866	$22,800	$16,918		$9,828
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.16%	2.19	%(8)	2.19%	2.26%	2.32	%(9)	2.25	%(9)
Net investment income (loss)	0.68%	(1.18	)%(8)	0.49%	0.15%	0.44%		0.65%
Portfolio Turnover	3%	0	%(6)(10)	3%	8%	11%		5%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% and 0.20% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(10)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Financial Highlights — continued

	Class I
	Year Ended January 31, 2013	Period Ended January 31, 2012(1)		Year Ended October 31,
				2011	2010	2009		2008
Net asset value — Beginning of period	$13.970	$13.810		$15.580	$12.460	$8.320		$17.540

Income (Loss) From Operations
Net investment income (loss)(2)	$0.222	$(0.006)		$0.233	$0.163	$0.156		$0.231
Net realized and unrealized gain (loss)	1.339	0.322		(1.821)	3.071	4.109		(9.251)

Total income (loss) from operations	$1.561	$0.316		$(1.588)	$3.234	$4.265		$(9.020)

Less Distributions
From net investment income	$(0.209)	$(0.156)		$(0.182)	$(0.116)	$(0.126)		$(0.103)
From net realized gain	—	—		—	—	—		(0.098)
Tax return of capital	(0.012)	—		—	—	—		—

Total distributions	$(0.221)	$(0.156)		$(0.182)	$(0.116)	$(0.126)		$(0.201)

Redemption fees(2)(3)	$—	$—		$0.000 (4)	$0.002	$0.001		$0.001

Net asset value — End of period	$15.310	$13.970		$13.810	$15.580	$12.460		$8.320

Total Return(5)	11.22%	2.41	%(6)	(10.39)%	26.22%	52.15%		(51.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,739,147	$1,988,618		$1,845,906	$1,623,796	$846,944		$278,147
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.16%	1.20	%(8)	1.20%	1.26%	1.33	%(9)	1.25	%(9)
Net investment income (loss)	1.56%	(0.18	)%(8)	1.53%	1.19%	1.56%		1.62%
Portfolio Turnover	3%	0	%(6)(10)	3%	8%	11%		5%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% and 0.20% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(10)	Amount is less than 0.5%.

32	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Parametric Structured Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. See Note 12-Subsequent Events for changes affecting the share classes effective March 1, 2013. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

33

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Notes to Financial Statements — continued

At January 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $48,742,945 and current year deferred capital losses of $12,003,971 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2016 ($2,790,563), January 31, 2017 ($44,871,373) and January 31, 2019 ($1,081,009). A capital loss carryforward of $7,660,713 included in the amounts above is available to the Fund as a result of the reorganization on September 24, 2010. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations. The current year deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of January 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

34

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Notes to Financial Statements — continued

The tax character of distributions declared for the year ended January 31, 2013, the three months ended January 31, 2012 and the year ended October 31, 2011 was as follows:

	Year Ended January 31, 2013	Period Ended January 31, 2012(1)	Year Ended October 31, 2011

Distributions declared from:
Ordinary income	$44,514,217	$26,153,733	$24,002,952
Tax return of capital	$2,614,912	$—	$—

(1)	For the three months ended January 31, 2012.

During the year ended January 31, 2013, accumulated net realized loss was decreased by $942,406, accumulated distributions in excess of net investment income was increased by $988,518 and paid-in capital was increased by $46,112 due to differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and deferred capital losses	$(60,746,916)
Net unrealized appreciation	$431,932,174

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in PFICs, foreign currency transactions and partnership allocations.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion and 0.73% on average daily net assets of $5 billion and over, and is payable monthly. For the year ended January 31, 2013, the investment adviser fee amounted to $22,248,471 or 0.79% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2013, the administration fee amounted to $4,225,342.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended January 31, 2013, EVM earned $68,724 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,877 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2013 amounted to $1,448,618 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution

35

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Notes to Financial Statements — continued

services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended January 31, 2013, the Fund paid or accrued to EVD $162,933 for Class C shares representing 0.75% of the average daily net assets of Class C shares. At January 31, 2013, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $2,217,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended January 31, 2013 amounted to $54,311 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended January 31, 2013, the Fund was informed that EVD received approximately $3,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $775,634,131 and $88,107,870, respectively, for the year ended January 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended January 31, 2013	Period Ended January 31, 2012(1)	Year Ended October 31, 2011

Sales	22,197,036	2,666,923	23,535,442
Issued to shareholders electing to receive payments of distributions in Fund shares	590,993	172,813	172,536
Redemptions	(9,787,693)	(2,426,681)	(5,892,424)

Net increase	13,000,336	413,055	17,815,554

Class C	Year Ended January 31, 2013	Period Ended January 31, 2012(1)	Year Ended October 31, 2011

Sales	343,481	85,299	702,397
Issued to shareholders electing to receive payments of distributions in Fund shares	6,110	448	4,757
Redemptions	(445,335)	(137,142)	(506,434)

Net increase (decrease)	(95,744)	(51,395)	200,720

36

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Notes to Financial Statements — continued

Class I	Year Ended January 31, 2013	Period Ended January 31, 2012(1)	Year Ended October 31, 2011

Sales	61,302,981	21,980,409	52,218,449
Issued to shareholders electing to receive payments of distributions in Fund shares	2,058,577	1,022,610	773,504
Redemptions	(26,741,612)	(14,360,853)	(23,488,502)

Net increase	36,619,946	8,642,166	29,503,451

(1)	For the three months ended January 31, 2012.

For the year ended October 31, 2011, the Fund received $7,342 in redemption fees.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,065,427,322

Gross unrealized appreciation	$703,502,432
Gross unrealized depreciation	(271,112,897)

Net unrealized appreciation	$432,389,535

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2013.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

37

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$42,976,624	$1,370,326,020		$9,713	$1,413,312,357
Emerging Europe	21,724,321	604,178,487		—	625,902,808
Latin America	382,843,020	320,664,154		927,787	704,434,961
Middle East/Africa	3,400,957	687,386,929		331,757	691,119,643

Total Common Stocks	$450,944,922	$2,982,555,590	**	$1,269,257	$3,434,769,769

Corporate Bonds	$—	$24,750		$—	$24,750
Equity-Linked Securities	—	26,922,977		—	26,922,977
Investment Funds	—	2,727,399		—	2,727,399
Rights	20,195	21,416		—	41,611
Warrants	11,967	—		—	11,967
Short-Term Investments	—	33,318,384		—	33,318,384

Total Investments	$450,977,084	$3,045,570,516		$1,269,257	$3,497,816,857

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2013 is not presented.

At January 31, 2013, investments having a value of $243,559,780 and $834,614 at January 31, 2012 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the year then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service as discussed in Note 1A.

12  Subsequent Events

Effective March 1, 2013, Class A and Class I shares of the Fund were renamed Investor Class and Institutional Class, respectively; the sales charge payable upon purchase of Investor Class (currently known as Class A) shares was eliminated; and Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans.

The name of the Fund was changed to Parametric Emerging Markets Fund effective March 1, 2013.

38

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Parametric Structured Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Parametric Structured Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, for the three month period ended January 31, 2012 and for the year ended October 31, 2011, and the financial highlights for the year then ended, for the three month period ended January 31, 2012, and for each of the four years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Parametric Structured Emerging Markets Fund as of January 31, 2013, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the three month period ended January 31, 2012 and for the year ended October 31, 2011, and the financial highlights for the year then ended, for the three month period ended January 31, 2012 and for each of the four years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 20, 2013

39

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $48,954,417, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 1.20% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  The Fund paid foreign taxes of $7,663,964 and recognized foreign source income of $84,240,465.

40

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

41

Eaton Vance

Parametric Structured Emerging Markets Fund

January 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

2774-3/13	SEMSRC

Parametric Global Small-Cap Fund Annual Report January 31, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2013

Eaton Vance

Parametric Global Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	25

Federal Tax Information	26

Board of Trustees’ Contract Approval	27

Management and Organization	30

Important Notices	32

Eaton Vance

Parametric Global Small-Cap Fund

January 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Although the fourth quarter of 2012 began on a down note due to investor concerns about China’s growth rate, the U.S. presidential election and the rancor associated with the so-called “fiscal cliff” in the United States, global small-cap stocks gained ground and finished the year on a strong note. The momentum more or less continued through the first month of the new year. Global equity markets, as measured by the Russell Global 2000 Index (the Index)2, rose in January 2013, which was generally characterized by a more upbeat mood throughout the eurozone. Risk assets, including small-cap stocks, were supported by renewed investor optimism. However, sentiment was not meaningfully boosted by mounting hopes for a broad-based global economic expansion. Instead, equity markets appeared to be lifted by investor confidence in the perceived ability of politicians to circumvent disasters, the power of the world’s major central banks and reaccelerating economic growth in China. Despite the renewed optimism, however, a number of global risks remained as of the end of the reporting period.

Fund Performance

For the period from the Fund’s inception on December 20, 2012 through January 31, 2013, Parametric Global Small-Cap Fund (the Fund) had a total return of 4.24% for Class I shares, underperforming the 4.79% return of the Fund’s benchmark, the Russell Global 2000 Index.

In terms of country allocations, contributors to the Fund’s performance relative to the Index for the period included the Fund’s overweights to Italy and Thailand, both of which outperformed the Index. By contrast, the Fund’s underweight to the United States, which outperformed the Index, detracted from Fund performance relative to the Index. On a sector basis, the Fund’s overweight to the consumer staples sector, which underperformed the Index during the period, also hurt the Fund’s performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Parametric Global Small-Cap Fund

January 31, 2013

Performance2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Inception Date	Since Inception
Class I	12/20/2012	4.24%
Russell Global 2000 Index	12/20/2012	4.79%

% Total Annual Operating Expense Ratios[3]		Class I
Gross		1.00%
Net		0.85

A line graph is not included since the Fund has less than six months of performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Parametric Global Small-Cap Fund

January 31, 2013

Fund Profile

Top 10 Holdings (% of net assets)5

iShares MSCI Brazil Index Fund	1.5%
iShares MSCI Chile Investable Market Index Fund	1.5
iShares MSCI ACWI Index Fund	0.6
China Gas Holdings, Ltd.	0.4
Motor Oil (Hellas) Corinth Refineries SA	0.4
Pandora A/S	0.3
Bangkok Dusit Medical Services PCL	0.3
Kaken Pharmaceutical Co., Ltd.	0.3
Giordano International, Ltd.	0.3
Auckland International Airport, Ltd.	0.3
Total	5.9%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Parametric Global Small-Cap Fund

January 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Russell Global 2000 Index is an unmanaged index of 2,000 companies located in the United States, and other developed and emerging markets countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/14. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, allocations with respect to the Fund’s investments in ETFs are based on the portfolio composition of each ETF as of the Fund’s report date.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective March 1, 2013, Class I shares of the Fund were renamed Institutional Class. The minimum initial purchase of Institutional Class shares of the Fund was changed to $50,000 (waived in certain circumstances).

5

Parametric Global Small-Cap Fund

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 20, 2012 – January 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/20/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (12/20/12 – 1/31/13)		Annualized Expense Ratio

Actual*
Class I	$1,000.00	$1,042.40	$1.02	***	0.85%

*     The Fund had not commenced operations on August 1, 2012. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 43/366 (to reflect the period from commencement of operations on December 20, 2012 to January 31, 2013). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 20, 2012.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/1/12 – 1/31/13)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class I	$1,000.00	$1,020.90	$4.32	***	0.85%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 20, 2012.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments

Common Stocks — 93.5%

Security	Shares	Value

Australia — 2.2%
Adelaide Brighton, Ltd.	1,852	$6,548
Ansell, Ltd.	599	10,720
Aurora Oil & Gas, Ltd.(1)	2,288	9,053
Beach Energy, Ltd.	6,515	9,706
Brickworks, Ltd.	742	9,759
carsales.com, Ltd.	1,058	9,794
DUET Group	4,931	11,311
DuluxGroup, Ltd.	2,698	11,599
Investa Office Fund	2,551	8,072
Iress, Ltd.	721	6,301
Regis Resources, Ltd.(1)	1,971	10,716
TPG Telecom, Ltd.	3,821	10,880

		$114,459

Austria — 1.4%
AMAG Austria Metall AG(1)(2)	220	$7,203
ams AG	92	11,318
CA Immobilien Anlagen AG(1)	551	8,215
Conwert Immobilien Invest SE(1)	792	10,734
Kapsch TrafficCom AG	97	6,023
RHI AG	324	11,866
Schoeller-Bleckmann Oilfield Equipment AG	102	10,219
Wienerberger AG	758	7,752

		$73,330

Belgium — 1.2%
Befimmo SCA Sicafi	172	$12,025
Cofinimmo	115	13,899
EVS Broadcast Equipment SA	129	7,695
Gimv NV	160	8,879
Tessenderlo Chemie NV	267	9,296
ThromboGenics NV(1)	220	11,461

		$63,255

Canada — 3.9%
Alamos Gold, Inc.	341	$5,241
AltaGas, Ltd.	390	13,807
Birchcliff Energy, Ltd.(1)	938	6,865
Bonterra Energy Corp.	165	7,816
Canfor Corp.(1)	371	6,837
Capital Power Corp.	417	9,700
CCL Industries, Inc.	178	9,517
Celtic Exploration, Ltd.(1)	402	10,709

Security	Shares	Value

Canada (continued)
Cineplex, Inc.	190	$6,096
Dollarama, Inc.	154	9,369
Freehold Royalties, Ltd.	593	13,734
Gibson Energy, Inc.	449	11,308
Imperial Metals Corp.(1)	684	9,203
MacDonald Dettwiler & Associates, Ltd.	183	11,508
Mullen Group, Ltd.	459	10,571
North West Co., Inc. (The)	352	8,166
Northland Power, Inc.	529	10,369
Paramount Resources, Ltd., Class A(1)	312	10,135
Pason Systems, Inc.	639	10,898
ShawCor, Ltd., Class A	321	12,906
Sunshine Oilsands, Ltd.(1)	18,000	7,360

		$202,115

Chile — 0.6%
Banco Santander Chile SA ADR	350	$10,570
Latam Airlines Group SA ADR	430	10,531
Sociedad Quimica y Minera de Chile SA, Series B ADR	175	9,947

		$31,048

China — 3.0%
Beijing Enterprises Water Group, Ltd.	44,000	$10,944
China Foods, Ltd.	8,000	6,936
China Gas Holdings, Ltd.	22,000	19,160
China Medical System Holdings, Ltd.	14,000	12,025
China Power International Development, Ltd.	19,000	6,860
China Resources Gas Group, Ltd.	6,000	13,335
Dah Chong Hong Holdings, Ltd.	5,000	5,793
Daphne International Holdings, Ltd.	6,000	7,732
Digital China Holdings, Ltd.	4,000	6,463
Shenguan Holdings Group, Ltd.	10,000	5,288
Sino Biopharmaceutical, Ltd.	24,000	11,976
Sinopec Kantons Holdings, Ltd.	10,000	8,496
Towngas China Co., Ltd.	11,000	9,077
Uni-President China Holdings, Ltd.	8,000	9,386
Vinda International Holdings, Ltd.	7,000	9,680
Yingde Gases Group Co.	9,500	10,682

		$153,833

Denmark — 1.1%
D/S Norden A/S	287	$8,812
GN Store Norden A/S	748	12,171
NKT Holding A/S	220	7,779

7	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Denmark (continued)
Pandora A/S	705	$17,421
Vestas Wind Systems A/S(1)	1,767	10,713

		$56,896

Finland — 2.0%
Amer Sports Oyj	790	$12,584
Huhtamaki Oyj	655	11,888
Kemira Oyj	790	12,515
Konecranes Oyj	244	8,207
Outotec Oyj	208	13,083
Ramirent Oyj	1,179	11,450
Tieto Oyj	591	13,144
Tikkurila Oyj	516	11,035
Uponor Oyj	742	10,389

		$104,295

France — 2.1%
Air France-KLM(1)	1,375	$14,950
Alten SA	168	6,457
Eurofins Scientific	67	11,969
Havas SA	1,085	7,102
Ingenico	191	12,040
IPSOS	159	6,338
Medica SA	311	5,923
Orpea	196	8,360
Rubis SCA	174	12,606
UBISOFT Entertainment(1)	575	5,547
Vilmorin & Cie	60	7,910
Virbac SA	49	10,966

		$110,168

Germany — 2.6%
BayWa AG	140	$6,979
Carl Zeiss Meditec AG	305	9,959
Deutsche EuroShop AG	269	11,452
Deutsche Wohnen AG	308	5,930
Dialog Semiconductor PLC(1)	333	5,938
Duerr AG	135	13,209
Freenet AG	625	13,460
Gerry Weber International AG	239	11,610
Gildemeister AG	546	13,450
GSW Immobilien AG	180	7,681
KWS Saat AG	30	11,134
Pfeiffer Vacuum Technology AG	51	6,354

Security	Shares	Value

Germany (continued)
Vossloh AG	59	$6,141
Wirecard AG	458	10,433

		$133,730

Greece — 0.9%
Hellenic Telecommunications Organization SA(1)	1,047	$8,803
JUMBO SA(1)	1,355	11,736
Motor Oil (Hellas) Corinth Refineries SA	1,587	18,314
Titan Cement Co. SA(1)	553	9,888

		$48,741

Hong Kong — 2.2%
Cafe De Coral Holdings, Ltd.	4,000	$12,229
Giordano International, Ltd.	16,000	16,252
Great Eagle Holdings, Ltd.	2,000	7,767
Hutchison Telecommunications Hong Kong Holdings, Ltd.	26,000	11,803
Johnson Electric Holdings, Ltd.	15,000	10,634
Kowloon Development Co., Ltd.	6,000	9,209
SA SA International Holdings, Ltd.	12,000	10,832
SmarTone Telecommunication Holdings, Ltd.	5,000	8,909
Stella International Holdings, Ltd.	3,500	10,068
Techtronic Industries Co.	4,500	9,134
Texwinca Holdings, Ltd.	8,000	7,547

		$114,384

Indonesia — 2.1%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	74,000	$9,125
Bhakti Investama Tbk PT	190,500	9,688
Bumi Serpong Damai Tbk PT	51,000	7,338
Gajah Tunggal Tbk PT	26,000	6,017
Garuda Indonesia Persero Tbk PT(1)	90,500	6,045
Global Mediacom Tbk PT	46,500	10,391
Holcim Indonesia Tbk PT	17,500	5,575
Jasa Marga (Persero) Tbk PT	18,000	10,160
Lippo Karawaci Tbk PT	105,000	11,112
Mayora Indah Tbk PT	5,500	11,620
Media Nusantara Citra Tbk PT	29,500	7,201
Tower Bersama Infrastructure Tbk PT(1)	20,500	12,416

		$106,688

Ireland — 1.7%
C&C Group PLC	2,151	$14,026
DCC PLC	377	12,340
Glanbia PLC	1,127	12,582

8	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Ireland (continued)
Grafton Group PLC	2,347	$13,757
Icon PLC(1)	433	12,691
Kingspan Group PLC	970	11,248
Paddy Power PLC	165	13,675

		$90,319

Israel — 1.7%
EZchip Semiconductor, Ltd.(1)	318	$9,619
Gazit-Globe, Ltd.	830	10,630
Mellanox Technologies, Ltd.(1)	144	7,314
Migdal Insurance & Financial Holdings, Ltd.	3,773	5,517
Mizrahi Tefahot Bank, Ltd.(1)	1,245	13,183
Oil Refineries, Ltd.(1)	12,316	6,319
Osem Investment, Ltd.	588	9,726
Paz Oil Co., Ltd.(1)	77	11,495
RADWARE, Ltd.(1)	300	10,911
Strauss Group, Ltd.	470	5,837

		$90,551

Italy — 2.5%
Amplifon SpA	1,250	$6,676
Ansaldo STS SpA	1,091	11,231
Azimut Holding SpA	773	13,597
Banca Generali SpA	359	6,881
Brunello Cucinelli SpA(1)	340	6,832
De’Longhi SpA	554	8,947
DiaSorin SpA	288	11,237
ERG SpA	683	6,686
Gemina SpA(1)	7,633	13,148
Impregilo SpA	1,891	9,808
Piaggio & C. SpA	2,211	6,051
Recordati SpA	1,139	11,659
Saras SpA(1)	4,889	6,584
Sorin SpA(1)	3,432	8,759

		$128,096

Japan — 6.4%
Aica Kogyo Co., Ltd.	600	$9,969
Autobacs Seven Co., Ltd.	200	8,136
Awa Bank, Ltd. (The)	2,000	12,150
Calbee, Inc.	100	8,231
FP Corp.	200	12,898
Hitachi Transport System, Ltd.	500	7,572
Hokkoku Bank, Ltd. (The)	2,000	8,222
Hokuetsu Kishu Paper Co., Ltd.	1,500	7,659

Security	Shares	Value

Japan (continued)
Hoshizaki Electric Co., Ltd.	400	$11,894
Ito En, Ltd.	400	7,770
Itoham Foods, Inc.	2,000	9,064
Japan Exchange Group, Inc.	100	6,004
Kagome Co., Ltd.	400	7,462
Kakaku.com, Inc.	200	7,465
Kaken Pharmaceutical Co., Ltd.	1,000	16,410
Kewpie Corp.	500	6,645
Kissei Pharmaceutical Co., Ltd	500	9,415
Kobayashi Pharmaceutical Co., Ltd.	300	14,639
Kose Corp.	300	6,320
Lion Corp.	2,000	9,581
M3, Inc.	4	6,529
Miraca Holdings, Inc.	300	12,508
Mochida Pharmaceutical Co., Ltd.	1,000	12,829
Musashino Bank, Ltd. (The)	300	10,260
Nihon Kohden Corp.	200	6,366
Nippon Kayaku Co., Ltd.	1,000	11,296
Nissan Shatai Co., Ltd.	1,000	12,454
Noritz Corp.	400	7,173
Obic Co., Ltd.	30	6,417
Otsuka Corp.	100	8,186
Point, Inc.	170	5,857
Pola Orbis Holdings, Inc.	200	6,088
Ryohin Keikaku Co., Ltd.	100	5,664
Sawai Pharmaceutical Co., Ltd.	100	10,259
Shimachu Co., Ltd.	200	4,232
Sugi Holdings Co., Ltd.	200	6,858
Sumitomo Osaka Cement Co., Ltd.	1,000	3,349
Sundrug Co., Ltd.	100	3,762
Towa Pharmaceutical Co., Ltd.	100	5,332

		$332,925

Malaysia — 1.8%
Alliance Financial Group Bhd	8,800	$12,095
Berjaya Sports Toto Bhd	7,360	10,308
Boustead Holdings Bhd	5,300	8,256
Dialog Group Bhd	12,700	9,444
Genting Plantations Bhd	2,600	6,892
HAP Seng Consolidated Bhd	11,000	5,770
KLCC Property Holdings Bhd	3,300	6,679
Kulim (Malaysia) Bhd	4,500	5,220
Lafarge Malayan Cement Bhd	2,700	8,074
Malaysia Airports Holdings Bhd	3,600	6,387

9	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
Media Prima Bhd	8,100	$5,813
Oriental Holdings Bhd	2,200	5,970

		$90,908

Mexico — 1.7%
Banregio Grupo Financiero SAB de CV	2,100	$9,905
Bolsa Mexicana de Valores SAB de CV	2,600	6,574
Empresas ICA SAB de CV(1)	2,300	6,894
Fibra Uno Administracion SA de CV	2,200	6,880
Genomma Lab Internacional SA de CV(1)	3,600	8,222
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,200	13,721
Grupo Aeroportuario del Sureste SAB de CV, Class B	900	10,751
Grupo Simec SA de CV, Series B(1)	1,300	6,472
Industrias CH SAB de CV, Series B(1)	1,300	10,756
TV Azteca SAB de CV, Series CPO	6,000	4,238
Urbi Desarrollos Urbanos SAB de CV(1)	9,300	5,405

		$89,818

Netherlands — 1.4%
Aalberts Industries NV	653	$14,675
Arcadis NV	537	14,123
ASM International NV	168	6,696
Brunel International NV	135	7,234
InterXion Holding NV(1)	472	10,851
TomTom NV(1)	1,687	8,749
Unit4 NV	337	11,277

		$73,605

New Zealand — 1.2%
Auckland International Airport, Ltd.	6,343	$15,098
Fisher & Paykel Healthcare Corp., Ltd.	5,269	10,534
Ryman Healthcare, Ltd.	3,176	12,289
Sky Network Television, Ltd.	2,378	10,339
SKYCITY Entertainment Group, Ltd.	3,057	10,186
Trade Me, Ltd.	1,790	6,279

		$64,725

Norway — 1.5%
Atea ASA	708	$8,411
BW Offshore, Ltd.	6,837	7,049
Cermaq ASA(1)	543	9,336
Det Norske Oljeselskap ASA(1)	652	10,227
DNO International ASA(1)	4,903	8,367
Nordic American Tankers, Ltd.	661	5,711
SpareBank 1 SR-Bank ASA	1,373	10,551

Security	Shares	Value

Norway (continued)
Tomra Systems ASA	1,323	$11,258
Wilh. Wilhelmsen ASA	926	8,816

		$79,726

Poland — 1.2%
Asseco Poland SA	734	$10,683
Bank Millennium SA(1)	4,206	6,217
Eurocash SA	469	7,641
Grupa Lotos SA(1)	618	8,005
LPP SA	8	12,544
Lubelski Wegiel Bogdanka SA	272	12,028
Synthos SA	3,951	6,706

		$63,824

Portugal — 0.4%
Banco Comercial Portugues SA(1)	58,938	$7,937
Sonae	7,445	7,373
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,670	7,145

		$22,455

Russia — 0.5%
Acron JSC	130	$6,179
Etalon Group, Ltd. GDR(1)(3)	1,138	5,619
OAO OGK-2	525,390	7,101
PIK Group GDR(1)(3)	3,180	6,885

		$25,784

Singapore — 2.4%
ARA Asset Management, Ltd.	4,000	$5,526
Ascott Residence Trust	8,000	8,950
CDL Hospitality Trusts	4,000	6,525
Hyflux, Ltd.	6,000	6,523
Keppel REIT	8,000	8,855
M1, Ltd.	4,000	8,985
Mapletree Commercial Trust	11,000	11,865
Mapletree Industrial Trust	11,000	12,179
Mapletree Logistics Trust	12,000	11,341
Singapore Post, Ltd.	12,000	11,734
Starhill Global REIT	17,000	11,608
Suntec Real Estate Investment Trust	6,000	8,220
Venture Corp., Ltd.	1,000	6,860
Wheelock Properties (Singapore), Ltd.	5,000	7,956

		$127,127

10	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

South Africa — 1.8%
Adcock Ingram Holdings, Ltd.	1,210	$7,763
AECI, Ltd.	1,107	10,538
AVI, Ltd.	1,339	8,178
DataTec, Ltd.	1,003	5,234
Illovo Sugar, Ltd.	1,950	6,636
Nampak, Ltd.	3,177	11,155
Pick’n Pay Holdings, Ltd.	2,600	5,680
Pioneer Foods, Ltd.	834	6,081
Reunert, Ltd.	684	5,705
Royal Bafokeng Platinum, Ltd.(1)	864	5,634
Spar Group, Ltd. (The)	533	7,012
Sun International, Ltd.	535	6,131
Tongaat-Hulett	392	6,107

		$91,854

South Korea — 2.8%
AMOREPACIFIC Group, Inc.	25	$9,457
Cheil Worldwide, Inc.	380	7,820
Daum Communications Corp.	107	10,034
Grand Korea Leisure Co., Ltd.	210	5,929
Green Cross Corp.	60	7,745
GS Retail Co., Ltd.	220	5,542
Hotel Shilla Co., Ltd.	210	8,850
Hyundai Greenfood Co., Ltd.	400	6,042
Hyundai Home Shopping Network Corp.	65	8,236
Korean Reinsurance Co.	600	6,303
Lock & Lock Co., Ltd.	270	6,700
Lotte Chilsung Beverage Co., Ltd.	5	6,670
Nong Shim Co., Ltd.	25	6,400
ORION Corp.	12	11,216
Paradise Co., Ltd.	544	9,594
SK Broadband Co., Ltd.(1)	1,803	8,105
SK Chemicals Co., Ltd.	155	8,516
Tongyang Life Insurance	630	6,855
Young Poong Corp.	6	5,352

		$145,366

Spain — 1.5%
Abengoa SA, Class B(1)	2,522	$6,756
Almirall SA	611	7,555
Antena 3 de Television SA	1,154	6,799
Construcciones y Auxiliar de Ferrocarriles SA	18	9,014
Duro Felguera SA	977	7,094
Grupo Catalana Occidente SA	462	9,942
Jazztel PLC(1)	1,602	11,011

Security	Shares	Value

Spain (continued)
Melia Hotels International SA	834	$6,809
Viscofan SA	231	12,081

		$77,061

Sweden — 1.9%
AarhusKarlshamn AB	146	$6,214
Axfood AB	305	12,618
Axis Communications AB	299	7,412
Clas Ohlson AB, Class B	452	6,750
Hexpol AB	240	13,274
Hufvudstaden AB, Class A	640	8,274
Loomis AB, Class B	628	10,438
Mekonomen AB	234	8,332
Saab AB, Class B	562	12,159
Swedish Orphan Biovitrum AB(1)	1,121	6,697
Wallenstam AB, Class B	616	7,674

		$99,842

Switzerland — 2.1%
Burckhardt Compression Holdings AG	36	$12,687
EFG International AG(1)	672	7,895
Flughafen Zuerich AG	31	13,794
Forbo Holding AG(1)	17	11,418
Kaba Holding AG(1)	30	12,654
Kuoni Reisen Holding AG(1)	21	6,383
Meyer Burger Technology AG(1)	775	7,211
Mobimo Holding AG(1)	54	12,635
Temenos Group AG(1)	699	14,308
Vontobel Holding AG	378	12,183

		$111,168

Taiwan — 2.7%
Advantech Co., Ltd.	3,000	$12,557
Chicony Electronics Co., Ltd.	3,000	8,313
China Petrochemical Development Corp.	10,000	6,155
China Steel Chemical Corp.	3,000	14,843
CTCI Corp.	5,000	9,582
Giant Manufacturing Co., Ltd.	2,000	10,636
Oriental Union Chemical Corp.	7,000	8,280
Realtek Semiconductor Corp.	3,000	6,723
Senao International Co., Ltd.	2,000	6,441
Simplo Technology Co., Ltd.	2,000	9,329
Standard Foods Corp.	3,000	8,384
Teco Electric & Machinery Co., Ltd.	8,000	6,655
Transcend Information, Inc.	3,000	8,202

11	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
TSRC Corp.	4,000	$8,122
USI Corp.	7,000	5,531
Vanguard International Semiconductor Corp.	9,000	6,541
WPG Holdings Co., Ltd.	4,000	5,390

		$141,684

Thailand — 2.1%
Bangkok Dusit Medical Services PCL(4)	3,700	$16,496
Berli Jucker PCL(4)	4,500	11,316
Central Pattana PCL(4)	3,700	10,575
Delta Electronics (Thailand) PCL(4)	5,800	6,901
Electricity Generating PCL(4)	2,500	12,821
Robinson Department Store PCL(4)	6,100	14,309
Siam City Cement PCL(4)	800	11,046
Siam Makro PCL(4)	500	7,487
Thai Tap Water Supply Co., Ltd.(4)	20,700	7,157
Thai Union Frozen Products PCL(4)	3,100	7,127
True Corp. PCL(1)(4)	24,400	5,403

		$110,638

Turkey — 1.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,359	$6,298
Asya Katilim Bankasi AS(1)	4,925	6,246
Aygaz AS	1,376	7,755
Petkim Petrokimya Holding AS	4,991	8,709
TAV Havalimanlari Holding AS	1,524	9,486
Tekfen Holding AS	1,505	6,162
Tofas Turk Otomobil Fabrikasi AS	1,218	7,349
Turk Traktor ve Ziraat Makineleri AS	222	6,248
Yazicilar Holding AS	694	6,886

		$65,139

United Kingdom — 4.6%
Abcam PLC	1,181	$7,293
Aveva Group PLC	265	9,081
AZ Electronic Materials SA	1,082	6,409
Berkeley Group Holdings PLC(1)	215	6,234
Booker Group PLC	5,528	9,214
BTG PLC(1)	1,336	7,022
Capital & Counties Properties PLC	1,928	7,395
De La Rue PLC	456	6,512
Domino’s Pizza Group PLC	751	6,129
Elementis PLC	1,668	5,584
EnQuest PLC(1)	5,473	11,212
Fidessa Group PLC	343	8,361

Security	Shares	Value

United Kingdom (continued)
Filtrona PLC	1,065	$9,723
Genus PLC	390	8,782
Halfords Group PLC	1,065	5,754
Hikma Pharmaceuticals PLC	585	7,480
Hunting PLC	682	9,165
Jardine Lloyd Thompson Group PLC	485	6,039
Lancashire Holdings, Ltd.	896	11,656
Micro Focus International PLC	872	8,435
N Brown Group PLC	997	5,831
Rightmove PLC	299	7,943
Shaftesbury PLC	439	3,844
Soco International PLC(1)	1,980	12,003
Stolt-Nielsen, Ltd.	403	8,600
Telecity Group PLC	770	10,344
Telecom Plus PLC	413	6,341
Ultra Electronics Holdings PLC	432	11,266
Victrex PLC	227	5,512
WH Smith PLC	1,117	11,798

		$240,962

United States — 23.0%
ACI Worldwide, Inc.(1)	141	$6,703
Acorda Therapeutics, Inc.(1)	237	6,845
Alaska Air Group, Inc.(1)	259	11,948
Alkermes PLC(1)	347	7,998
ALLETE, Inc.	236	10,889
American Campus Communities, Inc.	212	9,873
Anworth Mortgage Asset Corp.	1,600	10,016
Arris Group, Inc.(1)	460	7,599
Aspen Technology, Inc.(1)	272	8,323
Avista Corp.	353	9,129
Balchem Corp.	168	6,283
Bill Barrett Corp.(1)	297	4,743
BJ’s Restaurants, Inc.(1)	171	5,467
Black Hills Corp.	297	11,984
Blackbaud, Inc.	267	6,654
Boston Beer Co., Inc. (The), Class A(1)	55	7,719
Bristow Group, Inc.	178	10,142
Cabot Microelectronics Corp.	174	6,431
CACI International, Inc., Class A(1)	123	6,597
Calgon Carbon Corp.(1)	468	7,507
Capstead Mortgage Corp.	766	9,483
Casey’s General Stores, Inc.	116	6,349
Cheesecake Factory, Inc. (The)	179	5,936
Children’s Place Retail Stores, Inc. (The)(1)	177	8,822

12	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
CLARCOR, Inc.	201	$10,142
Cleco Corp.	226	9,662
Cloud Peak Energy, Inc.(1)	541	9,473
CommVault Systems, Inc.(1)	113	8,671
Contango Oil & Gas Co.	155	6,654
Convergys Corp.	361	6,144
Cracker Barrel Old Country Store, Inc.	93	6,028
Cubist Pharmaceuticals, Inc.(1)	219	9,426
CYS Investments, Inc.	918	11,934
Delek US Holdings, Inc.	269	9,138
Dril-Quip, Inc.(1)	90	7,298
Eagle Materials, Inc.	167	10,817
El Paso Electric Co.	294	9,905
First Financial Bankshares, Inc.	180	7,391
Forum Energy Technologies, Inc.(1)	242	6,173
GNC Holdings, Inc., Class A	223	8,015
Gold Resource Corp.	384	5,261
Gulfmark Offshore, Inc., Class A	164	5,701
Haemonetics Corp.(1)	260	10,904
Hain Celestial Group, Inc. (The)(1)	153	8,720
Hatteras Financial Corp.	385	10,426
Heartland Express, Inc.	469	6,486
HeartWare International, Inc.(1)	112	10,123
Hibbett Sports, Inc.(1)	111	5,845
Hittite Microwave Corp.(1)	97	5,954
HMS Holdings Corp.(1)	320	8,723
HSN, Inc.	168	10,013
IDACORP, Inc.	291	13,505
Isis Pharmaceuticals, Inc.(1)	744	10,810
J&J Snack Foods Corp.	95	6,474
j2 Global, Inc.	311	9,896
Jack Henry & Associates, Inc.	322	13,357
Jazz Pharmaceuticals PLC(1)	114	6,428
JoS. A. Bank Clothiers, Inc.(1)	137	5,554
Lancaster Colony Corp.	151	10,790
Louisiana-Pacific Corp.(1)	695	13,504
Lufkin Industries, Inc.	106	6,138
Lumber Liquidators Holdings, Inc.(1)	207	12,250
Magellan Health Services, Inc.(1)	142	7,285
MAXIMUS, Inc.	186	12,754
Medicines Co. (The)(1)	366	10,936
Mentor Graphics Corp.(1)	364	6,235
MFA Financial, Inc.	1,138	10,231
MGE Energy, Inc.	241	12,626
Minerals Technologies, Inc.	155	6,412
Monro Muffler Brake, Inc.	242	8,765

Security	Shares	Value

United States (continued)
Montpelier Re Holdings, Ltd.	269	$6,558
Mueller Industries, Inc.	215	11,472
MWI Veterinary Supply, Inc.(1)	80	8,985
National Health Investors, Inc.	156	9,929
National Retail Properties, Inc.	405	12,968
New Jersey Resources Corp.	216	9,079
NewMarket Corp.	23	5,869
Northwest Bancshares, Inc.	836	10,199
Northwest Natural Gas Co.	205	9,311
NorthWestern Corp.	260	9,617
Nu Skin Enterprises, Inc., Class A	132	5,592
Ocwen Financial Corp.(1)	252	9,820
Owens & Minor, Inc.	255	7,806
PDL BioPharma, Inc.	1,196	8,229
Pharmacyclics, Inc.(1)	153	10,608
Piedmont Natural Gas Co., Inc.	304	9,655
Plantronics, Inc.	191	7,854
Platinum Underwriters Holdings, Ltd.	132	6,432
PNM Resources, Inc.	484	10,338
Portland General Electric Co.	361	10,368
Primerica, Inc.	347	11,409
ProAssurance Corp.	232	10,449
PSS World Medical, Inc.(1)	262	7,580
Resolute Energy Corp.(1)	714	6,076
RLI Corp.	160	11,042
Rosetta Resources, Inc.(1)	134	7,105
Salix Pharmaceuticals, Ltd.(1)	141	6,754
Sanchez Energy Corp.(1)	218	4,356
Sanderson Farms, Inc.	190	9,591
Schweitzer-Mauduit International, Inc.	269	10,959
Seaboard Corp.	3	8,110
Seattle Genetics, Inc.(1)	340	10,013
SemGroup Corp., Class A(1)	269	11,610
Sensient Technologies Corp.	197	7,506
Signature Bank(1)	123	9,093
Six Flags Entertainment Corp.	99	6,231
Snyders-Lance, Inc.	250	6,358
Solar Capital, Ltd.	330	8,339
SolarWinds, Inc.(1)	155	8,435
South Jersey Industries, Inc.	176	9,553
Southwest Gas Corp.	274	12,204
Spirit Airlines, Inc.(1)	572	11,091
Starwood Property Trust, Inc.	392	10,051
STERIS Corp.	177	6,678
Synaptics, Inc.(1)	211	7,402
Take-Two Interactive Software, Inc.(1)	473	5,756

13	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Tanger Factory Outlet Centers	287	$10,166
Targa Resources Corp.	207	12,495
Teledyne Technologies, Inc.(1)	189	12,901
Tennant Co.	189	8,702
TiVo, Inc.(1)	471	6,283
Tootsie Roll Industries, Inc.	223	6,043
TreeHouse Foods, Inc.(1)	151	7,992
UIL Holdings Corp.	264	9,823
Ultimate Software Group, Inc.(1)	86	8,732
United Natural Foods, Inc.(1)	139	7,503
Universal Corp.	121	6,580
UNS Energy Corp.	236	10,688
ValueClick, Inc.(1)	302	6,182
Vector Group, Ltd.	519	8,065
Vitamin Shoppe, Inc.(1)	105	6,413
Watsco, Inc.	124	9,343
Weis Markets, Inc.	197	7,931
West Pharmaceutical Services, Inc.	143	8,467
Western Refining, Inc.	423	14,226
WGL Holdings, Inc.	239	10,021
World Fuel Services Corp.	230	9,915

		$1,195,328

Total Common Stocks (identified cost $4,680,226)		$4,871,847

Exchange-Traded Funds — 3.5%

Security	Shares	Value

Equity Funds — 3.5%
iShares MSCI ACWI Index Fund	600	$29,934
iShares MSCI Brazil Index Fund	1,370	77,775
iShares MSCI Chile Investable Market Index Fund	1,134	75,910

Total Exchange-Traded Funds (identified cost $176,123)		$183,619

Equity-Linked Securities(2)(5) — 2.0%

Security	Maturity Date	Shares	Value

India — 2.0%
Apollo Hospitals Enterprises Ltd.	11/2/16	500	$7,608
Bajai Holdings and Investment, Ltd.	7/20/17	324	5,910
Britannia Industries, Ltd.	10/17/17	656	6,084

Security	Maturity Date	Shares	Value

India (continued)
Castrol India, Ltd.	10/17/17	1,703	$9,724
Coromandel International, Ltd.	10/17/17	1,245	5,241
GlaxoSmithKline Consumer Healthcare	9/7/16	135	9,629
Marico, Ltd.	10/17/17	2,500	10,650
Petronet LNG, Ltd.	10/17/17	3,000	8,565
Piramal Enterprises, Ltd.	10/9/14	950	10,042
Shree Cement, Ltd.	7/20/17	125	10,527
Tata Chemicals Ltd.	6/30/16	939	6,324
Tata Communications, Ltd.	10/17/17	1,442	6,316
United Phosphorus, Ltd.	7/20/17	2,617	6,556

Total Equity-Linked Securities (identified cost $104,095)			$103,176

Short-Term Investments — 0.4%
Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(6)	$19	$18,595

Total Short-Term Investments (identified cost $18,595)		$18,595

Total Investments — 99.4% (identified cost $4,979,039)		$5,177,237

Other Assets, Less Liabilities — 0.6%		$31,267

Net Assets — 100.0%		$5,208,504

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $110,379 or 2.1% of the Fund’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $12,504 or 0.2% of the Fund’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

14	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Portfolio of Investments — continued

(5)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	30.7%	$1,597,714
Euro	17.1	890,195
Japanese Yen	6.4	332,925
Hong Kong Dollar	5.3	275,577
British Pound Sterling	4.5	232,362
Canadian Dollar	3.7	194,755
South Korean Won	2.8	145,366
New Taiwan Dollar	2.7	141,684
Singapore Dollar	2.4	127,127
Swiss Franc	2.4	122,486
Australian Dollar	2.2	114,459
Thai Baht	2.1	110,638
Indonesian Rupiah	2.1	106,688
Swedish Krona	1.9	99,842
South African Rand	1.8	91,854
Malaysian Ringgit	1.7	90,908
Mexican Peso	1.7	89,818
Norwegian Krone	1.6	82,615
Israeli Shekel	1.5	79,640
New Turkish Lira	1.3	65,139
New Zealand Dollar	1.2	64,725
Polish Zloty	1.2	63,824
Danish Krone	1.1	56,896

Total Investments	99.4%	$5,177,237

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.6%	$810,435
Industrials	13.7	713,030
Consumer Discretionary	12.0	625,264
Information Technology	9.9	516,919
Health Care	9.8	508,676
Consumer Staples	9.1	475,611
Materials	9.0	467,905
Energy	8.0	417,991
Utilities	6.5	339,417
Telecommunication Services	1.9	99,775
Exchange-Traded Funds	3.5	183,619
Short-Term Investments	0.4	18,595

Total Investments	99.4%	$5,177,237

15	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Statement of Assets and Liabilities

Assets	January 31, 2013
Unaffiliated investments, at value (identified cost, $4,960,444)	$5,158,642
Affiliated investment, at value (identified cost, $18,595)	18,595
Foreign currency, at value (identified cost, $3,456)	3,423
Dividends receivable	2,739
Interest receivable from affiliated investment	4
Receivable for investments sold	11,485
Tax reclaims receivable	48
Receivable from affiliates	48,926
Total assets	$5,243,862

Liabilities
Payable to affiliate:
Investment adviser fee	$2,901
Accrued expenses	32,457
Total liabilities	$35,358
Net Assets	$5,208,504

Sources of Net Assets
Paid-in capital	$4,974,782
Accumulated net realized gain	10,113
Accumulated undistributed net investment income	25,404
Net unrealized appreciation	198,205
Total	$5,208,504

Class I Shares
Net Assets	$5,208,504
Shares Outstanding	500,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.42

16	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Statement of Operations

Investment Income	Period Ended January 31, 2013(1)
Dividends (net of foreign taxes, $731)	$7,885
Interest allocated from affiliated investment	107
Expenses allocated from affiliated investment	(12)
Total investment income	$7,980

Expenses
Investment adviser and administration fee	$4,095
Trustees’ fees and expenses	347
Custodian fee	7,000
Transfer and dividend disbursing agent fees	103
Legal and accounting services	30,201
Printing and postage	1,092
Registration fees	25,218
Miscellaneous	1,025
Total expenses	$69,081
Deduct —
Allocation of expenses to affiliates	$64,132
Total expense reductions	$64,132

Net expenses	$4,949

Net investment income	$3,031

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,112
Investment transactions allocated from affiliated investment	1
Disposal of investments in violation of restrictions and net increase from payment by affiliate	0
Foreign currency transactions	(845)
Net realized gain	$9,268
Change in unrealized appreciation (depreciation) —
Investments	$198,198
Foreign currency	7
Net change in unrealized appreciation (depreciation)	$198,205

Net realized and unrealized gain	$207,473

Net increase in net assets from operations	$210,504

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

17	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2013(1)
From operations —
Net investment income	$3,031
Net realized gain from investment transactions, disposal of investments in violation of restrictions and net increase from payment by affiliate and foreign currency transactions	9,268
Net change in unrealized appreciation (depreciation) from investments and foreign currency	198,205
Net increase in net assets from operations	$210,504
Distributions to shareholders —
From net investment income
Class I	$(2,000)
Total distributions to shareholders	$(2,000)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$5,000,000
Net increase in net assets from Fund share transactions	$5,000,000

Net increase in net assets	$5,208,504

Net Assets
At beginning of period	$—
At end of period	$5,208,504

Accumulated undistributed net investment income included in net assets
At end of period	$25,404

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

18	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Financial Highlights

	Class I
	Period Ended January 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.006
Net realized and unrealized gain	0.418

Total income from operations	$0.424

Less Distributions
From net investment income	$(0.004)

Total distributions	$(0.004)

Net asset value — End of period	$10.420

Total Return(3)	4.24	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,209
Ratios (as a percentage of average daily net assets):
Expenses	0.85	%(6)(7)
Net investment income	0.52	%(7)
Portfolio Turnover	13	%(4)

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended January 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 10.98% of average daily net assets for the period from the start of business, December 20, 2012, to January 31, 2013). Absent this subsidy, total return would have been lower.

(7)	Annualized.

19	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

January 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 20, 2012. The Fund’s investment objective is to seek long-term capital appreciation. As of January 31, 2013, the Fund offered Class I shares, which are offered at net asset value and are not subject to a sales charge. Effective March 1, 2013, Class I was renamed Institutional Class.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

20

Parametric Global Small-Cap Fund

January 31, 2013

Notes to Financial Statements — continued

As of January 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended January 31, 2013 was as follows:

Period Ended January 31, 2013

Distributions declared from:
Ordinary income	$2,000

During the period ended January 31, 2013, accumulated net realized gain was increased by $845, accumulated undistributed net investment income was increased by $24,373 and paid-in capital was decreased by $25,218 due to differences between book and tax accounting, primarily for non-deductible expenses and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

21

Parametric Global Small-Cap Fund

January 31, 2013

Notes to Financial Statements — continued

As of January 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$45,085
Net unrealized appreciation	$188,637

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the statement of assets and liabilities is primarily due to investments in passive foreign investment companies and the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended January 31, 2013, the investment adviser and administration fee amounted to $4,095 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2014. Pursuant to this agreement, EVM and Parametric were allocated $64,132 in total of the Fund’s operating expenses for the period ended January 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended January 31, 2013, EVM earned $1 in sub-transfer agent fees.

During the period ended January 31, 2013, Parametric reimbursed the Fund $1,440 for a loss on the sale of investment securities not meeting investment guidelines. The effect of the loss incurred and the reimbursement by Parametric of such amount had no impact on total return.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,617,262 and $665,487, respectively, for the period ended January 31, 2013.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class I	Period Ended January 31, 2013(1)

Sales	500,000

Net increase	500,000

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

At January 31, 2013, an affiliate of EVM owned 100% of the outstanding shares of the Fund.

22

Parametric Global Small-Cap Fund

January 31, 2013

Notes to Financial Statements — continued

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,988,607

Gross unrealized appreciation	$249,403
Gross unrealized depreciation	(60,773)

Net unrealized appreciation	$188,630

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Parametric Global Small-Cap Fund

January 31, 2013

Notes to Financial Statements — continued

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$1,502,737		$—	$1,502,737
Developed Europe	29,253	1,484,396		—	1,513,649
Developed Middle East	10,911	79,640		—	90,551
Emerging Europe	12,504	142,243		—	154,747
Latin America	120,866	—		—	120,866
Middle East/Africa	—	91,854		—	91,854
North America	1,390,083	7,360		—	1,397,443

Total Common Stocks	$1,563,617	$3,308,230	*	$—	$4,871,847
Exchange-Traded Funds	$183,619	$—		$—	$183,619
Equity-Linked Securities	—	103,176		—	103,176
Short-Term Investments	—	18,595		—	18,595

Total Investments	$1,747,236	$3,430,001		$—	$5,177,237

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Parametric Global Small-Cap Fund

January 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Global Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Global Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period from the start of business, December 20, 2012, to January 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Global Small-Cap Fund as of January 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, December 20, 2012, to January 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 22, 2013

25

Parametric Global Small-Cap Fund

January 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $4,036, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  The Fund paid foreign taxes of $375 and recognized foreign source income of $6,286.

26

Parametric Global Small-Cap Fund

January 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on December 17, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Parametric Global Small-Cap Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the December 17, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports and/or other information provided by the Adviser and the Sub-adviser describing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of the Fund.

27

Parametric Global Small-Cap Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board noted the Sub-adviser’s experience employing a top-down, disciplined investment processes that emphasizes broad exposure and diversification. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the sub-adviser, are reasonable.

28

Parametric Global Small-Cap Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

29

Parametric Global Small-Cap Fund

January 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 183 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

30

Parametric Global Small-Cap Fund

January 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6603-3/13	PPAGSCSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Global Small-Cap Fund, Eaton Vance Parametric Structured International Equity Fund (currently known as Parametric International Equity Fund) and Eaton Vance Parametric Structured Emerging Markets Fund (currently known as Parametric Emerging Markets Fund) (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal year ended January 31, 2012 (three months ended January 31, 2012 for Eaton Vance Parametric Structured Emerging Markets Fund) and fiscal year ended January 31, 2013 (period from December 31, 2012 through January 31, 2013 for Parametric Global Small-Cap Fund) by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Global Small-Cap Fund* Fiscal Year Ended	1/31/13
Audit Fees	$19,550
Audit-Related Fees(1)	$0
Tax Fees(2)	$10,240
All Other Fees(3)	$0

Total	$29,790

*	Fund commenced operations on December 20, 2012.

Eaton Vance Parametric Structured International Equity Fund (currently known as Parametric International Equity Fund) Fiscal Years Ended	1/31/12	1/31/13
Audit Fees	$21,750	$23,310
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,620	$13,160
All Other Fees(3)	$1,200	$0

Total	$34,570	$36,470

Eaton Vance Parametric Structured Emerging Markets Fund (currently known as Parametric Emerging Markets Fund) Fiscal Years Ended	1/31/12**	1/31/13
Audit Fees	$66,550	$73,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,800	$32,090
All Other Fees(3)	$900	$0

Total	$81,250	$105,760

**	Fund changed its fiscal year end from October 31 to January 31. Fees presented are for the fiscal period from November 1, 2011 to January 31, 2012.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends* (January 31, September 30, October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/11	10/31/11	12/31/11	1/31/12	9/30/12	10/31/12	11/30/12	12/31/12	1/31/13
Audit Fees	$31,865	$522,885	$135,300	$88,300	$109,600	$524,630	$19,550	$88,479	$116,530
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$15,580	$250,180	$51,570	$25,420	$28,740	$281,940	$8,000	$55,380	$55,490
All Other Fees(3)	$600	$22,300	$1,500	$2,100	$620	$0	$310	$0	$0

Total	$48,045	$795,365	$188,370	$115,820	$138,960	$806,570	$27,860	$143,859	$172,020

*	Information is not presented for fiscal year 11/30/11, as no Series in the Trust with such fiscal year end was in operation during that period.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	9/30/11	10/31/11	12/31/11	1/31/12	9/30/12	10/31/12	11/30/12	12/31/12	1/31/13
Registrant(1)	$16,180	$272,480	$53,070	$27,520	$29,360	$281,940	$8,310	$55,380	$55,490
Eaton Vance(2)	$226,431	$266,431	$334,561	$414,561	$606,619	$566,619	$662,119	$615,489	$544,549

*	Information is not presented for fiscal year 11/30/11, as no Series in the Trust with such fiscal year end was in operation during that period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 18, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 18, 2013